WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.5%

	Airlines 1.4%
249,856	Allegiant Travel Co.	$47,282,749

	Application Software 11.7%
284,381	Avalara, Inc.*	46,891,583
517,604	Five9, Inc.*	90,270,137
366,086	Guidewire Software, Inc.*	47,126,251
132,261	HubSpot, Inc.*	52,433,551
1,389,696	Medallia, Inc.*	46,165,701
327,382	Paylocity Holding Corp.*	67,411,228
372,354	Q2 Holdings, Inc.*	47,113,952

		397,412,403

	Asset Management & Custody Banks 4.2%
923,171	Cohen & Steers, Inc.	68,591,605
980,130	Hamilton Lane, Inc., Class A	76,499,147

		145,090,752

	Automotive Retail 2.2%
936,092	Camping World Holdings, Inc., Class A	24,385,197
936,405	Monro, Inc.	49,910,386

		74,295,583

	Biotechnology 1.1%
386,219	Ligand Pharmaceuticals, Inc.*	38,409,480

	Building Products 2.7%
1,084,475	Trex Co., Inc.*	90,792,247

	Commercial Printing 0.9%
343,145	Cimpress plc*	30,107,542

	Commodity Chemicals 2.1%
3,169,709	Valvoline, Inc.	73,347,066

	Data Processing & Outsourced Services 4.6%
657,201	Euronet Worldwide, Inc.*	95,241,569
296,682	WEX, Inc.*	60,383,687

		155,625,256

	Distributors 2.8%
259,105	Pool Corp.	96,516,612

	Diversified Banks 0.7%
9,322,681	City Union Bank Ltd. (India)	23,049,130

	Electronic Equipment & Instruments 1.7%
505,351	Novanta, Inc.*	59,742,595

	Electronic Manufacturing Services 2.2%
973,662	Fabrinet*	75,546,435

	Financial Exchanges & Data 4.4%
438,955	Morningstar, Inc.	101,648,809
1,379,648	Open Lending Corp., Class A*	48,232,494

		149,881,303

	General Merchandise Stores 1.5%
612,447	Ollie’s Bargain Outlet Holdings, Inc.*	50,079,791

	Health Care Facilities 3.6%
1,141,543	Ensign Group, Inc. (The)	83,241,316

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
666,487	Pennant Group, Inc. (The)*	$38,696,235

		121,937,551

	Health Care Supplies 1.7%
722,490	Neogen Corp.*	57,293,457

	Home Improvement Retail 2.1%
762,634	Floor & Decor Holdings, Inc., Class A*	70,810,567

	Homebuilding 1.3%
441,970	Installed Building Products, Inc.*	45,050,002

	Industrial Machinery 10.2%
1,707,732	Altra Industrial Motion Corp.	94,659,585
943,387	Barnes Group, Inc.	47,820,287
1,001,548	Helios Technologies, Inc.	53,372,493
491,597	Kadant, Inc.	69,305,345
374,381	RBC Bearings, Inc.*	67,029,174
496,252	TriMas Corp.*	15,716,301

		347,903,185

	Industrial REITs 1.8%
3,495,993	Monmouth Real Estate Investment Corp.	60,550,599

	Internet & Direct Marketing Retail 1.0%
1,270,873	1-800-Flowers.com, Inc., Class A*	33,042,698

	IT Consulting & Other Services 1.1%
107,388	EPAM Systems, Inc.*	38,482,490

	Leisure Facilities 1.0%
420,207	Planet Fitness, Inc., Class A*	32,620,669

	Leisure Products 2.0%
976,351	YETI Holdings, Inc.*	66,850,753

	Life Sciences Tools & Services 5.5%
446,882	ICON plc* (Ireland)	87,133,052
729,877	Medpace Holdings, Inc.*	101,598,879

		188,731,931

	Managed Health Care 2.3%
1,118,331	HealthEquity, Inc.*	77,958,854

	Regional Banks 4.4%
2,269,829	Bank OZK	70,977,553
881,523	Eagle Bancorp, Inc.	36,406,900
1,041,872	Webster Financial Corp.	43,914,905

		151,299,358

	Semiconductors 2.0%
185,765	Monolithic Power Systems, Inc.	68,032,716

	Specialized Consumer Services 1.9%
1,280,718	Terminix Global Holdings, Inc.*	65,329,425

	Specialized REITs 1.6%
1,506,274	National Storage Affiliates Trust	54,271,052

	Specialty Chemicals 2.0%
592,519	Balchem Corp.	68,270,039

	Specialty Stores 3.0%
408,450	Five Below, Inc.*	71,470,581
703,762	National Vision Holdings, Inc.*	31,873,381

		103,343,962

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Systems Software 5.3%
659,542	CyberArk Software Ltd.* (Israel)	$106,575,392
555,995	Proofpoint, Inc.*	75,843,278

		182,418,670

	Trading Companies & Distributors 0.9%
197,558	SiteOne Landscape Supply, Inc.*	31,338,626

	Trucking 0.6%
108,009	Old Dominion Freight Line, Inc.	21,081,197

	Total Common Stocks (cost $2,031,916,534)	3,393,796,745

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
$26,094,892	Repurchase Agreement dated 12/31/20, 0.00% due 1/4/21 with Fixed Income Clearing Corp. collateralized by $26,646,600 of United States Treasury Notes 0.125% due 12/15/23; value: $26,616,834; repurchase proceeds: $26,094,892 (cost $26,094,892)	$26,094,892

	Total Short-Term Investments (cost $26,094,892)	26,094,892

	Total Investments (cost $2,058,011,426) 100.3%	3,419,891,637
	Liabilities less Other Assets (0.3%)	(10,999,947)

	NET ASSETS 100.0%	$3,408,891,690

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At December 31, 2020, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	0.7
Ireland	2.6
Israel	3.1
United States	93.6

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 102.5%

	Apparel, Accessories & Luxury Goods 3.3%
32,049	Page Industries Ltd. (India)	$12,100,743

	Brewers 2.9%
652,349	United Breweries Ltd. (India)	10,591,771

	Commodity Chemicals 4.2%
1,491,411	Berger Paints India Ltd. (India)	15,471,852

	Consumer Finance 13.8%
554,376	Bajaj Finance Ltd. (India)	40,117,194
910,917	SBI Cards & Payment Services Ltd. (India)	10,607,990

		50,725,184

	Department Stores 3.9%
1,521,425	Trent Ltd. (India)	14,284,019

	Diversified Banks 13.6%
1,791,925	City Union Bank Ltd. (India)	4,430,304
1,479,202	HDFC Bank Ltd.* (India)	29,120,445
596,488	Kotak Mahindra Bank Ltd.* (India)	16,289,488

		49,840,237

	Food Retail 4.7%
454,374	Avenue Supermarts Ltd.* (India)	17,163,202

	Health Care Services 4.2%
495,154	Dr. Lal PathLabs Ltd. (India)	15,599,884

	Industrial Conglomerates 1.9%
24,166	3M India Ltd.* (India)	6,895,153

	Industrial Machinery 4.0%
5,868,490	Elgi Equipments Ltd. (India)	12,256,223
44,363	GMM Pfaudler Ltd. (India)	2,292,936

		14,549,159

	Interactive Media & Services 5.4%
302,213	Info Edge India Ltd. (India)	19,807,685

	Internet & Direct Marketing Retail 1.1%
143,578	MakeMyTrip Ltd.* (India)	4,239,858

	IT Consulting & Other Services 12.0%
471,914	Larsen & Toubro Infotech Ltd. (India)	23,618,466
912,500	Mindtree Ltd. (India)	20,668,389

		44,286,855

	Life & Health Insurance 0.7%
360,978	ICICI Prudential Life Insurance Co. Ltd.* (India)	2,466,216

	Life Sciences Tools & Services 6.8%
476,501	Divi’s Laboratories Ltd. (India)	25,029,060

	Packaged Foods & Meats 3.7%
279,396	Britannia Industries Ltd. (India)	13,660,550

	Personal Products 1.1%
28,024	Procter & Gamble Hygiene & Health Care Ltd. (India)	4,245,357

	Property & Casualty Insurance 4.6%
807,346	ICICI Lombard General Insurance Co. Ltd.* (India)	16,834,740

	Regional Banks 2.7%
863,737	AU Small Finance Bank Ltd.* (India)	10,065,652

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Research & Consulting Services 2.5%
289,750	L&T Technology Services Ltd. (India)	$9,275,331

	Specialty Chemicals 2.4%
232,627	Asian Paints Ltd. (India)	8,788,839

	Thrifts & Mortgage Finance 3.0%
474,203	Aavas Financiers Ltd.* (India)	10,939,751

	Total Common Stocks (cost $219,775,722)	376,861,098

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.8%

	Repurchase Agreement 1.8%
$6,618,287	Repurchase Agreement dated 12/31/20, 0.00% due 1/4/21 with Fixed Income Clearing Corp. collateralized by $6,758,300 of United States Treasury Notes 0.125% due 12/15/23; value: $6,750,751; repurchase proceeds: $6,618,287 (cost $6,618,287)	$6,618,287

	Total Short-Term Investments (cost $6,618,287)	6,618,287

	Total Investments (cost $226,394,009) 104.3%	383,479,385
	Liabilities less Other Assets (4.3%)	(15,885,040)

	NET ASSETS 100.0%	$367,594,345

	*Non-income producing. See Notes to Schedules of Investments.

At December 31, 2020, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	100.0

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.9%

	Airport Services 3.4%
248,924	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B* (Mexico)	$2,777,011

	Apparel, Accessories & Luxury Goods 3.2%
7,026	Page Industries Ltd. (India)	2,652,807

	Consumer Finance 7.9%
90,007	Bajaj Finance Ltd. (India)	6,513,320

	Department Stores 1.8%
160,142	Trent Ltd. (India)	1,503,506

	Diversified Banks 8.8%
213,219	HDFC Bank Ltd.* (India)	4,197,555
557,664	PT Bank Central Asia Tbk (Indonesia)	1,344,266
51,572	TCS Group Holding plc, GDR (Russia)	1,696,719

		7,238,540

	Drug Retail 2.8%
482,930	Raia Drogasil S.A. (Brazil)	2,321,481

	Electrical Components & Equipment 6.2%
90,939	Voltronic Power Technology Corp. (Taiwan)	3,624,873
100,301	Weg S.A. (Brazil)	1,464,879

		5,089,752

	General Merchandise Stores 2.8%
485,300	Magazine Luiza S.A. (Brazil)	2,327,093

	Health Care Equipment 0.2%
35,795	Microport Scientific Corp. (China)	193,694

	Health Care Technology 0.8%
51,900	Ping An Healthcare & Technology Co. Ltd.* (China)	629,298

	Industrial Machinery 2.4%
136,500	Techtronic Industries Co. Ltd. (Hong Kong)	1,947,371

	Interactive Home Entertainment 4.5%
18,484	Sea Ltd., ADR* (Singapore)	3,679,240

	Interactive Media & Services 1.6%
17,900	Tencent Holdings Ltd. (China)	1,302,246

	Internet & Direct Marketing Retail 9.8%
23,317	MakeMyTrip Ltd.* (India)	688,551
34,200	Meituan, Class B* (China)	1,299,630
2,827	MercadoLibre, Inc.*	4,735,847
39,715	Trip.com Group Ltd., ADR* (China)	1,339,587

		8,063,615

	Internet & Direct Marketing Retail 1.4%
38,188	Alibaba Group Holding Ltd.* (China)	1,145,771

	IT Consulting & Other Services 7.5%
11,986	Globant S.A.* (Argentina)	2,608,273
71,838	Larsen & Toubro Infotech Ltd. (India)	3,595,366

		6,203,639

	Life & Health Insurance 2.9%
231,631	Discovery Ltd. (South Africa)	2,420,185

	Life Sciences Tools & Services 3.7%
229,500	Wuxi Biologics Cayman, Inc.* (China)	3,043,244

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Managed Health Care 1.3%
375,500	Hapvida Participacoes e Investimentos S.A. (Brazil)	$1,107,821

	Packaged Foods & Meats 3.4%
23,442	Britannia Industries Ltd. (India)	1,146,153
427,393	Vitasoy International Holdings Ltd. (Hong Kong)	1,664,928

		2,811,081

	Personal Products 1.1%
582	LG Household & Health Care Ltd. (South Korea)	868,649

	Pharmaceuticals 1.7%
82,140	Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	1,399,940

	Property & Casualty Insurance 3.7%
81,126	ICICI Lombard General Insurance Co. Ltd.* (India)	1,691,635
248,586	Qualitas Controladora S.A.B. de C.V. (Mexico)	1,335,278

		3,026,913

	Regional Banks 1.9%
133,641	AU Small Finance Bank Ltd.* (India)	1,557,400

	Semiconductor Equipment 1.3%
9,500	Lasertec Corp. (Japan)	1,115,042

	Semiconductors 7.2%
27,297	ASPEED Technology, Inc. (Taiwan)	1,666,110
49,959	Silergy Corp. (Taiwan)	4,285,045

		5,951,155

	Specialized Finance 2.5%
342,403	Chailease Holding Co. Ltd. (Taiwan)	2,047,253

	Specialty Chemicals 2.1%
46,947	Asian Paints Ltd. (India)	1,773,696

	Thrifts & Mortgage Finance 1.0%
34,199	Aavas Financiers Ltd.* (India)	788,963

	Total Common Stocks (cost $44,870,466)	81,499,726

	PREFERRED STOCKS 1.2%

	Diversified Banks 1.2%
95,732	Banco Davivienda S.A., 2.54% (Colombia)	1,023,810

	Total Preferred Stocks (cost $904,736)	1,023,810

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.9%

	Repurchase Agreement 1.9%
$1,549,709	Repurchase Agreement dated 12/31/20, 0.00% due 1/4/21 with Fixed Income Clearing Corp. collateralized by $1,580,300 of United States Treasury Notes 0.375% due 12/31/25; value: $1,580,793; repurchase proceeds: $1,549,709 (cost $1,549,709)	$1,549,709

	Total Short-Term Investments (cost $1,549,709)	1,549,709

	Total Investments (cost $47,324,911) 102.0%§	84,073,245
	Liabilities less Other Assets (2.0%)	(1,641,836)

	NET ASSETS 100.0%	$82,431,409

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 14.04%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2020, Wasatch Emerging Markets Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	3.2
Brazil	8.7
China	12.5
Colombia	1.2
Hong Kong	4.4
India	31.6
Indonesia	1.6
Japan	1.4
Mexico	5.0
Russia	2.1
Singapore	4.5
South Africa	2.9
South Korea	1.1
Taiwan	14.1
United States	5.7

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.7%

	Airport Services 2.4%
1,734,425	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	$11,188,630

	Application Software 0.8%
92,631	Agora, Inc., ADR* (China)	3,664,482

	Commodity Chemicals 2.7%
1,197,391	Berger Paints India Ltd. (India)	12,421,697

	Communications Equipment 1.3%
518,000	Accton Technology Corp. (Taiwan)	5,825,610

	Consumer Finance 8.3%
265,148	Bajaj Finance Ltd. (India)	19,187,328
2,110,475	Muangthai Capital Public Co. Ltd.* (Thailand)	4,156,142
2,414,829	Srisawad Corp. Public Co. Ltd. * (Thailand)	5,299,566
6,671,723	Unifin Financiera S.A.B. de C.V. * (Mexico)	9,219,950

		37,862,986

	Data Processing & Outsourced Services 1.3%
2,848,758	Fawry for Banking & Payment Technology Services S.A.E.* (Egypt)	6,094,133

	Department Stores 2.9%
215,946	Poya International Co. Ltd. (Taiwan)	4,426,824
960,506	Trent Ltd. (India)	9,017,786

		13,444,610

	Diversified Banks 1.9%
259,390	TCS Group Holding plc, GDR (Russia)	8,533,931

	Drug Retail 4.0%
282,185	Clicks Group Ltd. (South Africa)	4,851,969
2,795,550	Raia Drogasil S.A. (Brazil)	13,438,420

		18,290,389

	Electrical Components & Equipment 5.2%
602,388	Voltronic Power Technology Corp. (Taiwan)	24,011,480

	Electronic Equipment & Instruments 1.4%
1,096,616	Chroma ATE, Inc. (Taiwan)	6,556,747

	Electronic Manufacturing Services 1.6%
92,851	Fabrinet*	7,204,309

	General Merchandise Stores 4.6%
4,375,464	Magazine Luiza S.A. (Brazil)	20,981,063

	Health Care Equipment 2.1%
2,084,000	AK Medical Holdings Ltd. (China)	3,618,293
1,118,354	Microport Scientific Corp. (China)	6,051,629

		9,669,922

	Health Care Facilities 1.1%
16,606,200	Cleopatra Hospital* (Egypt)	4,898,460

	Health Care Services 2.6%
384,446	Dr. Lal PathLabs Ltd. (India)	12,112,016

	Health Care Supplies 0.8%
658,666	Shanghai Kindly Medical Instruments Co. Ltd., Class H (China)	3,487,703

	Home Improvement Retail 1.1%
41,666,224	PT Ace Hardware Indonesia Tbk (Indonesia)	5,092,586

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Hotels, Resorts & Cruise Lines 1.4%
139,457	Huazhu Group Ltd.* (China)	$6,224,113

	Human Resource & Employment Services 1.3%
189,249	HeadHunter Group plc, ADR (Russia)	5,724,782

	Industrial Conglomerates 1.2%
19,676	3M India Ltd.* (India)	5,614,045

	Insurance Brokers 1.7%
1,773,285	TQM Corp. Public Co. Ltd. (Thailand)	7,960,842

	Interactive Media & Services 2.5%
172,867	Info Edge India Ltd. (India)	11,330,072

	Internet & Direct Marketing Retail 2.3%
183,648	MakeMyTrip Ltd.* (India)	5,423,125
225,000	momo.com, Inc. (Taiwan)	5,100,897

		10,524,022

	IT Consulting & Other Services 10.7%
95,972	Globant S.A.* (Argentina)	20,884,467
335,075	Larsen & Toubro Infotech Ltd. (India)	16,769,915
509,496	Mindtree Ltd. (India)	11,540,232

		49,194,614

	Packaged Foods & Meats 3.7%
135,161	Britannia Industries Ltd. (India)	6,608,447
2,687,755	Vitasoy International Holdings Ltd. (Hong Kong)	10,470,264

		17,078,711

	Pharmaceuticals 0.0%
13,017,213	China Animal Healthcare Ltd.* *** §§ (China)	16,791

	Property & Casualty Insurance 5.0%
631,929	ICICI Lombard General Insurance Co. Ltd.* (India)	13,176,953
1,819,584	Qualitas Controladora S.A.B. de C.V. (Mexico)	9,773,881

		22,950,834

	Regional Banks 6.2%
1,127,181	AU Small Finance Bank Ltd.* (India)	13,135,726
34,167,900	PT Bank BTPN Syariah Tbk (Indonesia)	9,126,368
1,282,362	Regional S.A.B. de C.V.* (Mexico)	5,931,234

		28,193,328

	Research & Consulting Services 0.7%
96,140	L&T Technology Services Ltd. (India)	3,077,585

	Semiconductors 13.4%
174,374	ASPEED Technology, Inc. (Taiwan)	10,643,156
91,933	LEENO Industrial, Inc. (South Korea)	11,433,182
174,735	Parade Technologies Ltd. (Taiwan)	6,902,835
320,143	Silergy Corp. (Taiwan)	27,459,059
408,000	Win Semiconductors Corp. (Taiwan)	5,024,130

		61,462,362

	Systems Software 1.5%
72,533	Douzone Bizon Co. Ltd.* (South Korea)	6,949,408

	Thrifts & Mortgage Finance 1.0%
195,327	Aavas Financiers Ltd.* (India)	4,506,148

	Total Common Stocks (cost $226,518,447)	452,148,411

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value

	PREFERRED STOCKS 1.6%

	Personal Products 1.6%
10,702	LG Household & Health Care Ltd. (South Korea)	$7,079,506

	Total Preferred Stocks (cost $5,002,853)	7,079,506

	WARRANTS 0.0%

	Consumer Finance 0.0%
96,593	Srisawad Corp. Public Co. Ltd., 08/29/2025* (Thailand)	32,563

	Total Warrants (cost $0)	32,563

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
$3,686,067	Repurchase Agreement dated 12/31/20, 0.00% due 1/4/21 with Fixed Income Clearing Corp. collateralized by $3,764,000 of United States Treasury Notes 0.125% due 12/15/23; value: $3,759,795; repurchase proceeds: $3,686,067 (cost $3,686,067)	$3,686,067

	Total Short-Term Investments (cost $3,686,067)	3,686,067

	Total Investments (cost $235,207,367) 101.1%§	462,946,547
	Liabilities less Other Assets (1.1%)	(4,915,121)

	NET ASSETS 100.0%	$458,031,426

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§§The aggregate value of illiquid holdings at December 31, 2020, amounts to approximately $16,791, and represents 0.00% of net assets.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 16.18%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2020, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	4.5
Brazil	7.5
China	5.0
Egypt	2.4
Hong Kong	2.3
India	31.3
Indonesia	3.1
Mexico	7.9
Russia	3.1
South Africa	1.1
South Korea	5.5
Taiwan	20.9
Thailand	3.8
United States	1.6

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 95.8%

	Airport Services 2.3%
224,500	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	$1,448,231

	Asset Management & Custody Banks 4.4%
5,829,693	VEF Ltd.* (Sweden)	2,835,987

	Brewers 0.2%
16,630	Saigon Beer Alcohol Beverage Corp. (Vietnam)	140,490

	Consumer Finance 13.1%
289,466	ASA International Group plc* (United Kingdom)	928,257
57,572	Bajaj Finance Ltd. (India)	4,166,174
189,600	Muangthai Capital Public Co. Ltd.* (Thailand)	373,378
419,500	Srisawad Corp. Public Co. Ltd. * (Thailand)	920,632
1,475,116	Unifin Financiera S.A.B. de C.V. * (Mexico)	2,038,528

		8,426,969

	Data Processing & Outsourced Services 3.3%
987,858	Fawry for Banking & Payment Technology Services S.A.E.* (Egypt)	2,113,250

	Diversified Banks 11.2%
560,000	Bank for Foreign Trade of Vietnam JSC (Vietnam)	2,375,133
2,030	Credicorp Ltd. (Peru)	332,960
825,600	PT Bank Central Asia Tbk (Indonesia)	1,990,133
76,321	TCS Group Holding plc, GDR (Russia)	2,510,961

		7,209,187

	Drug Retail 2.8%
380,600	Raia Drogasil S.A. (Brazil)	1,829,573

	Electrical Components & Equipment 1.5%
67,300	Weg S.A. (Brazil)	982,905

	Food Retail 3.5%
405,200	CP ALL Public Co. Ltd.* (Thailand)	787,814
6,117	Dino Polska S.A.* (Poland)	474,395
395,444	Philippine Seven Corp. (Philippines)	986,479

		2,248,688

	General Merchandise Stores 3.1%
411,000	Magazine Luiza S.A. (Brazil)	1,970,812

	Health Care Facilities 2.4%
5,242,570	Cleopatra Hospital* (Egypt)	1,546,441

	Home Improvement Retail 1.2%
2,160,000	Wilcon Depot, Inc. (Philippines)	761,762

	Human Resource & Employment Services 1.2%
25,068	HeadHunter Group plc, ADR (Russia)	758,307

	Hypermarkets & Super Centers 0.5%
7,445	InRetail Peru Corp. (Peru)	291,844

	Insurance Brokers 3.1%
441,488	TQM Corp. Public Co. Ltd. (Thailand)	1,981,981

	Interactive Home Entertainment 7.5%
24,390	Sea Ltd., ADR* (Singapore)	4,854,829

	Internet & Direct Marketing Retail 12.4%
2,832	MercadoLibre, Inc.*	4,744,223
8,545	Naspers Ltd., Class N (South Africa)	1,755,723

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
13,849	Prosus N.V.* (Netherlands)	$1,494,930

		7,994,876

	IT Consulting & Other Services 5.7%
770,534	FPT Corp. (Vietnam)	1,972,861
7,844	Globant S.A.* (Argentina)	1,706,933

		3,679,794

	Life & Health Insurance 3.0%
186,856	Discovery Ltd. (South Africa)	1,952,356

	Property & Casualty Insurance 4.7%
558,328	Qualitas Controladora S.A.B. de C.V. (Mexico)	2,999,054

	Regional Banks 6.3%
176,252	AU Small Finance Bank Ltd.* (India)	2,053,972
3,281,100	PT Bank BTPN Syariah Tbk (Indonesia)	876,393
247,600	Regional S.A.B. de C.V.* (Mexico)	1,145,210

		4,075,575

	Wireless Telecommunication Services 2.4%
4,919,838	Safaricom plc (Kenya)	1,538,576

	Total Common Stocks (cost $42,187,887)	61,641,487

	PREFERRED STOCKS 4.1%

	Diversified Banks 4.1%
248,535	Banco Davivienda S.A., 2.54% (Colombia)	2,657,968

	Total Preferred Stocks (cost $2,623,051)	2,657,968

	WARRANTS 0.0%

	Consumer Finance 0.0%
16,780	Srisawad Corp. Public Co. Ltd., 8/29/2025* (Thailand)	5,657

	Total Warrants (cost $0)	5,657

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.4%

	Repurchase Agreement 1.4%
$874,623	Repurchase Agreement dated 12/31/20, 0.00% due 1/4/21 with Fixed Income Clearing Corp. collateralized by $893,200 of United States Treasury Notes 0.125% due 12/15/23; value: $892,202; repurchase proceeds: $874,623 (cost $874,623)	$874,623

	Total Short-Term Investments (cost $874,623)	874,623

	Total Investments (cost $45,685,561) 101.3%§	65,179,735
	Liabilities less Other Assets (1.3%)	(833,182)

	NET ASSETS 100.0%	$64,346,553

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 22.35%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2020, Wasatch Frontier Emerging Small Countries Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	2.7
Brazil	7.4
Colombia	4.1
Egypt	5.7
India	9.7
Indonesia	4.5
Kenya	2.4
Mexico	11.9
Netherlands	2.3
Peru	1.0
Philippines	2.7
Poland	0.7
Russia	5.1
Singapore	7.5
South Africa	5.8
Sweden	4.4
Thailand	6.3
United Kingdom	1.4
United States	7.4
Vietnam	7.0

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.5%

	Airlines 1.0%
10,185	Allegiant Travel Co.	$1,927,409

	Application Software 12.5%
25,745	Five9, Inc.*	4,489,928
10,535	HubSpot, Inc.*	4,176,496
64,483	Medallia, Inc.*	2,142,125
17,197	Paylocity Holding Corp.*	3,541,034
15,725	Q2 Holdings, Inc.*	1,989,684
133,018	Systena Corp. (Japan)	2,792,983
143,111	Technology One Ltd. (Australia)	904,718
23,306	Zendesk, Inc.*	3,335,555

		23,372,523

	Automotive Retail 1.0%
34,954	Monro, Inc.	1,863,048

	Biotechnology 2.9%
136,742	Abcam plc (United Kingdom)	2,898,419
46,314	Esperion Therapeutics, Inc.*	1,204,164
83,399	Sangamo Therapeutics, Inc.*	1,301,442

		5,404,025

	Building Products 2.3%
52,579	Trex Co., Inc.*	4,401,914

	Commodity Chemicals 1.0%
77,767	Valvoline, Inc.	1,799,528

	Consumer Finance 3.8%
47,701	Bajaj Finance Ltd. (India)	3,451,863
747,808	Srisawad Corp. Public Co. Ltd.* (Thailand)	1,641,134
1,450,700	Unifin Financiera S.A.B. de C.V.* (Mexico)	2,004,787

		7,097,784

	Data Processing & Outsourced Services 3.1%
22,356	Euronet Worldwide, Inc.*	3,239,832
10,800	GMO Payment Gateway, Inc. (Japan)	1,451,340
109,530	Infomart Corp. (Japan)	1,046,038

		5,737,210

	Diversified Real Estate Activities 1.8%
102,720	Patrizia AG (Germany)	3,299,759

	Diversified Support Services 1.5%
22,084	Copart, Inc.*	2,810,189

	Drug Retail 1.9%
23,123	Ain Holdings, Inc. (Japan)	1,428,544
31,900	Sugi Holdings Co. Ltd. (Japan)	2,130,885

		3,559,429

	Electrical Components & Equipment 2.1%
96,896	Voltronic Power Technology Corp. (Taiwan)	3,862,322

	Financial Exchanges & Data 1.7%
89,505	Open Lending Corp., Class A*	3,129,095

	General Merchandise Stores 1.1%
25,220	Ollie’s Bargain Outlet Holdings, Inc.*	2,062,239

	Health Care Equipment 0.2%
2,670	Cochlear Ltd. (Australia)	389,044

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 3.1%
51,411	Ensign Group, Inc. (The)	$3,748,890
36,785	Pennant Group, Inc. (The)*	2,135,737

		5,884,627

	Health Care Services 0.9%
56,573	Dr. Lal PathLabs Ltd. (India)	1,782,339

	Health Care Supplies 0.8%
43,600	Asahi Intecc Co. Ltd. (Japan)	1,592,503

	Health Care Technology 1.6%
51,818	JMDC, Inc.* (Japan)	2,942,155

	Home Improvement Retail 0.8%
16,641	Floor & Decor Holdings, Inc., Class A*	1,545,117

	Homebuilding 1.4%
24,421	LGI Homes, Inc.*	2,584,963

	Industrial Conglomerates 0.6%
3,832	3M India Ltd.* (India)	1,093,364

	Industrial Machinery 7.2%
34,470	Altra Industrial Motion Corp.	1,910,672
29,139	Helios Technologies, Inc.	1,552,817
65,457	Kornit Digital Ltd.* (Israel)	5,834,183
59,400	MISUMI Group, Inc. (Japan)	1,949,942
12,482	RBC Bearings, Inc.*	2,234,777

		13,482,391

	Internet & Direct Marketing Retail 4.3%
48,109	MakeMyTrip Ltd.* (India)	1,420,659
3,952	MercadoLibre, Inc.*	6,620,469

		8,041,128

	IT Consulting & Other Services 5.8%
19,508	Endava plc, ADR* (United Kingdom)	1,497,239
23,393	Globant S.A.* (Argentina)	5,090,551
188,916	Mindtree Ltd. (India)	4,279,002

		10,866,792

	Life Sciences Tools & Services 1.0%
13,406	Medpace Holdings, Inc.*	1,866,115

	Managed Health Care 1.6%
42,290	HealthEquity, Inc.*	2,948,036

	Other Diversified Financial Services 0.7%
1,997	Hypoport SE* (Germany)	1,269,050

	Packaged Foods & Meats 3.6%
25,541	Freshpet, Inc.*	3,626,567
782,000	Vitasoy International Holdings Ltd. (Hong Kong)	3,046,314

		6,672,881

	Pharmaceuticals 1.2%
69,100	Intra-Cellular Therapies, Inc.*	2,197,380

	Property & Casualty Insurance 1.5%
136,141	ICICI Lombard General Insurance Co. Ltd.* (India)	2,838,805

	Regional Banks 3.0%
364,704	AU Small Finance Bank Ltd.* (India)	4,250,117

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
34,025	Eagle Bancorp, Inc.	$1,405,233

		5,655,350

	Research & Consulting Services 1.2%
35,000	Nihon M&A Center, Inc. (Japan)	2,340,563

	Restaurants 0.8%
23,051	Domino’s Pizza Enterprises Ltd. (Australia)	1,540,405

	Semiconductor Equipment 1.3%
33,591	Nova Measuring Instruments Ltd.* (Israel)	2,371,525

	Semiconductors 7.9%
45,000	ASPEED Technology, Inc. (Taiwan)	2,746,637
21,545	Melexis N.V. (Belgium)	2,103,004
10,112	Monolithic Power Systems, Inc.	3,703,318
72,000	Silergy Corp. (Taiwan)	6,175,528

		14,728,487

	Soft Drinks 1.2%
63,472	Fevertree Drinks plc (United Kingdom)	2,193,386

	Specialty Stores 1.4%
14,926	Five Below, Inc.*	2,611,751

	Systems Software 3.0%
19,486	CyberArk Software Ltd.* (Israel)	3,148,743
27,675	Rapid7, Inc.*	2,495,178

		5,643,921

	Thrifts & Mortgage Finance 1.0%
81,932	Aavas Financiers Ltd.* (India)	1,890,152

	Trading Companies & Distributors 3.7%
87,767	Diploma plc (United Kingdom)	2,630,870
208,166	Electrocomponents plc (United Kingdom)	2,478,028
37,700	MonotaRO Co. Ltd. (Japan)	1,914,738

		7,023,636

	Total Common Stocks (cost $93,100,198)	184,322,340

	WARRANTS 0.0%

	Consumer Finance 0.0%
30,336	Srisawad Corp. Public Co. Ltd., 8/29/2025* (Thailand)	10,227

	Total Warrants (cost $0)	10,227

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.4%

	Repurchase Agreement 1.4%
$2,604,753	Repurchase Agreement dated 12/31/20, 0.00% due 1/4/21 with Fixed Income Clearing Corp. collateralized by $2,659,900 of United States Treasury Notes 0.125% due 12/15/23; value: $2,656,929; repurchase proceeds: $2,604,753 (cost $2,604,753)	$2,604,753

	Total Short-Term Investments (cost $2,604,753)	2,604,753

	Total Investments (cost $95,704,951) 99.9%§	186,937,320
	Other Assets less Liabilities 0.1%	115,801

	NET ASSETS 100.0%	$187,053,121

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 12.92%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2020, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	2.8
Australia	1.5
Belgium	1.1
Germany	2.5
Hong Kong	1.7
India	11.4
Israel	6.2
Japan	10.6
Mexico	1.1
Taiwan	6.9
Thailand	0.9
United Kingdom	6.3
United States	47.0

Total	100.0%

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.4%

	Aerospace & Defense 2.6%
3,759	HEICO Corp., Class A	$440,029

	Application Software 15.8%
2,523	Dassault Systemes SE (France)	512,111
1,449	DocuSign, Inc.*	322,113
2,740	Guidewire Software, Inc.*	352,720
2,078	Paylocity Holding Corp.*	427,881
842	Tyler Technologies, Inc.*	367,550
5,836	Xero Ltd.* (Australia)	660,582

		2,642,957

	Building Products 3.9%
26,135	Assa Abloy AB, Class B (Sweden)	645,849

	Consumer Finance 4.9%
11,216	Bajaj Finance Ltd. (India)	811,641

	Data Processing & Outsourced Services 18.6%
200	Adyen N.V.* (Netherlands)	465,449
8,766	Amadeus IT Group S.A. (Spain)	637,827
3,860	Euronet Worldwide, Inc.*	559,391
3,060	Jack Henry & Associates, Inc.	495,689
2,546	Square, Inc., Class A*	554,112
1,912	WEX, Inc.*	389,149

		3,101,617

	Distributors 3.8%
1,716	Pool Corp.	639,210

	Diversified Support Services 4.3%
5,597	Copart, Inc.*	712,218

	Drug Retail 3.1%
3,600	Tsuruha Holdings, Inc. (Japan)	511,933

	Electrical Components & Equipment 3.8%
5,234	AMETEK, Inc.	633,000

	Electronic Components 3.8%
4,795	Amphenol Corp., Class A	627,042

	Electronic Equipment & Instruments 2.6%
5,479	Cognex Corp.	439,882

	Financial Exchanges & Data 2.5%
732	MarketAxess Holdings, Inc.	417,650

	Health Care Equipment 0.4%
478	Cochlear Ltd. (Australia)	69,649

	Health Care Supplies 5.9%
12,700	Asahi Intecc Co. Ltd. (Japan)	463,871
3,368	Coloplast A/S, Class B (Denmark)	515,065

		978,936

	Health Care Technology 2.6%
1,624	Veeva Systems, Inc., Class A*	442,134

	Industrial Conglomerates 2.7%
1,046	Roper Technologies, Inc.	450,920

	Industrial Machinery 3.0%
15,300	MISUMI Group, Inc. (Japan)	502,258

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 3.9%
3,356	ICON plc* (Ireland)	$654,353

	Packaged Foods & Meats 2.2%
7,560	Britannia Industries Ltd. (India)	369,632

	Specialty Chemicals 2.8%
4,453	Chr. Hansen Holding A/S* (Denmark)	460,091

	Trucking 3.2%
2,700	Old Dominion Freight Line, Inc.	526,986

	Total Common Stocks (cost $11,309,487)	16,077,987

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.6%

	Repurchase Agreement 3.6%
$597,439	Repurchase Agreement dated 12/31/20, 0.00% due 1/4/21 with Fixed Income Clearing Corp. collateralized by $609,200 of United States Treasury Notes 0.375% due 12/31/25; value: $609,390; repurchase proceeds: $597,439 (cost $597,439)	$597,439

	Total Short-Term Investments (cost $597,439)	597,439

	Total Investments (cost $11,906,926) 100.0%§	16,675,426
	Liabilities less Other Assets (0.0%)	(869)

	NET ASSETS 100.0%	$16,674,557

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 18.59%. See Notes to Schedules of Investments.

At December 31, 2020, Wasatch Global Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	4.5
Denmark	6.1
France	3.2
India	7.3
Ireland	4.1
Japan	9.2
Netherlands	2.9
Spain	4.0
Sweden	4.0
United States	54.7

Total	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.3%

	Aerospace & Defense 2.3%
38,000	Raytheon Technologies Corp.	$2,717,380

	Airlines 2.3%
29,000	Alaska Air Group, Inc.	1,508,000
65,000	Japan Airlines Co. Ltd.* (Japan)	1,253,480

		2,761,480

	Automobile Manufacturers 3.2%
92,000	General Motors Co.	3,830,880

	Communications Equipment 2.2%
50,000	Ciena Corp.*	2,642,500

	Construction Materials 1.7%
28,000	HeidelbergCement AG (Germany)	2,084,754

	Diversified Banks 13.6%
57,000	Citigroup, Inc.	3,514,620
400,000	ING Groep N.V. ADR* (Netherlands)	3,776,000
29,000	JPMorgan Chase & Co.	3,685,030
575,000	Kasikornbank Public Co. Ltd. (Thailand)	2,188,410
180,000	United Overseas Bank Ltd. (Singapore)	3,076,725

		16,240,785

	Diversified Metals & Mining 2.2%
78,000	Anglo American plc (United Kingdom)	2,586,094

	Electric Utilities 6.4%
44,000	Duke Energy Corp.	4,028,640
86,000	Exelon Corp.	3,630,920

		7,659,560

	Electrical Components & Equipment 2.7%
27,000	Eaton Corp. plc	3,243,780

	Electronic Manufacturing Services 3.2%
1,150,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)	3,765,393

	Food Retail 5.4%
83,500	Koninklijke Ahold Delhaize N.V. (Netherlands)	2,357,400
117,000	Seven & i Holdings Co. Ltd. (Japan)	4,143,036

		6,500,436

	Health Care Facilities 2.6%
23,000	Universal Health Services, Inc., Class B	3,162,500

	Homebuilding 4.4%
70,000	Bellway plc (United Kingdom)	2,828,675
57,000	PulteGroup, Inc.	2,457,840

		5,286,515

	Integrated Oil & Gas 5.4%
225,000	Suncor Energy, Inc. (Canada)	3,773,863
61,000	TOTAL SE (France)	2,630,579

		6,404,442

	Integrated Telecommunication Services 1.3%
194,195	Telekom Austria AG (Austria)	1,501,719

	Multi-Line Insurance 2.1%
105,000	AXA S.A. (France)	2,502,868

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Oil & Gas Exploration & Production 2.6%
63,000	EOG Resources, Inc.	$3,141,810

	Pharmaceuticals 7.3%
31,000	Johnson & Johnson	4,878,780
41,000	Novartis AG (Switzerland)	3,860,473

		8,739,253

	Property & Casualty Insurance 2.9%
68,000	Axis Capital Holdings Ltd.	3,426,520

	Railroads 2.5%
14,200	Union Pacific Corp.	2,956,724

	Regional Banks 3.1%
120,000	Bank OZK	3,752,400

	Reinsurance 2.7%
11,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,268,388

	Retail REITs 2.1%
168,000	Kimco Realty Corp.	2,521,680

	Specialty Chemicals 1.9%
16,000	PPG Industries, Inc.	2,307,520

	Steel 4.4%
1,300,000	NMDC Ltd. (India)	2,029,151
61,000	Nucor Corp.	3,244,590

		5,273,741

	Technology Hardware, Storage & Peripherals 4.9%
51,000	Samsung Electronics Co. Ltd. (South Korea)	3,808,449
90,000	Xerox Holdings Corp.	2,087,100

		5,895,549

	Tobacco 2.9%
45,000	KT&G Corp. (South Korea)	3,445,452

	Total Common Stocks (cost $98,254,604)	117,620,123

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.5%

	Repurchase Agreement 2.5%
$3,051,965	Repurchase Agreement dated 12/31/20, 0.00% due 1/4/21 with Fixed Income Clearing Corp. collateralized by $3,116,500 of United States Treasury Notes 0.125% due 12/15/23; value: $3,113,019; repurchase proceeds: $3,051,965 (cost $3,051,965)	$3,051,965

	Total Short-Term Investments (cost $3,051,965)	3,051,965

	Total Investments (cost $101,306,569) 100.8%§	120,672,088
	Liabilities less Other Assets (0.8%)	(943,175)

	NET ASSETS 100.0%	$119,728,913

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 20.09%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2020, Wasatch Global Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Austria	1.3
Canada	3.2
France	4.4
Germany	4.5
India	1.7
Japan	4.6
Netherlands	5.2
Singapore	2.6
South Korea	6.2
Switzerland	3.3
Taiwan	3.2
Thailand	1.9
United Kingdom	4.6
United States	53.3

Total	100.0%

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 81.3%

	Airport Services 1.2%
4,400	Shanghai International Airport Co. Ltd. (China)	$50,904

	Apparel, Accessories & Luxury Goods 1.2%
2,600	Shenzhou International Group Holdings Ltd. (China)	50,977

	Application Software 1.8%
990	Agora, Inc., ADR* (China)	39,165
2,900	Glodon Co. Ltd., Class A (China)	34,916

		74,081

	Commodity Chemicals 4.1%
7,400	Skshu Paint Co. Ltd., Class A (China)	171,427

	Distillers & Vintners 1.5%
200	Kweichow Moutai Co. Ltd., Class A (China)	61,103

	Diversified Banks 1.6%
10,500	China Merchants Bank Co. Ltd., Class H (China)	66,366

	Drug Retail 1.5%
3,400	Laobaixing Pharmacy Chain JSC, Class A (China)	32,665
2,300	Yifeng Pharmacy Chain Co. Ltd., Class A (China)	31,719

		64,384

	Education Services 3.7%
2,173	TAL Education Group, ADR* (China)	155,391

	Environmental & Facilities Services 0.8%
4,000	Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	33,170

	Health Care Equipment 7.5%
60,000	AK Medical Holdings Ltd. (China)	104,174
2,400	Guangzhou Wondfo Biotech Co. Ltd., Class A (China)	32,739
13,000	Microport Scientific Corp. (China)	70,345
1,600	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (China)	104,223

		311,481

	Health Care Supplies 1.1%
9,000	Shanghai Kindly Medical Instruments Co. Ltd., Class H (China)	47,656

	Health Care Technology 1.6%
5,600	Ping An Healthcare & Technology Co. Ltd.* (China)	67,901

	Hotels, Resorts & Cruise Lines 2.4%
2,200	Huazhu Group Ltd.* (China)	98,188

	Household Appliances 0.8%
1,900	Bear Electric Appliance Co. Ltd., Class A (China)	32,932

	Industrial Machinery 3.2%
9,500	Techtronic Industries Co. Ltd. (Hong Kong)	135,531

	Interactive Media & Services 4.2%
2,400	Tencent Holdings Ltd. (China)	174,603

	Internet & Direct Marketing Retail 11.2%
5,700	Alibaba Group Holding Ltd.* (China)	171,020
4,600	Meituan, Class B* (China)	174,804
3,547	Trip.com Group Ltd., ADR* (China)	119,640

		465,464

	Life & Health Insurance 6.4%
10,800	AIA Group Ltd. (Hong Kong)	132,345

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
11,000	Ping An Insurance Group Co. of China Ltd., Class H (China)	$134,796

		267,141

	Life Sciences Tools & Services 6.7%
4,000	Hangzhou Tigermed Consulting Co. Ltd., Class A (China)	98,847
13,500	Wuxi Biologics Cayman, Inc.* (China)	179,015

		277,862

	Packaged Foods & Meats 7.5%
7,800	Chongqing Fuling Zhacai Group Co. Ltd., Class A (China)	50,451
3,200	Foshan Haitian Flavouring & Food Co. Ltd., Class A (China)	98,127
34,000	Vitasoy International Holdings Ltd. (Hong Kong)	132,448
2,000	Yihai International Holding Ltd. (China)	29,668

		310,694

	Personal Products 0.8%
1,300	Proya Cosmetics Co. Ltd., Class A (China)	35,383

	Pharmaceuticals 3.2%
7,900	Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	134,642

	Semiconductors 4.1%
2,000	Silergy Corp. (Taiwan)	171,543

	Specialized Finance 3.2%
22,000	Chailease Holding Co. Ltd. (Taiwan)	131,540

	Total Common Stocks (cost $3,193,190)	3,390,364

	EXCHANGE-TRADED FUND 1.2%
605	iShares MSCI China ETF (China)	48,987

	Total Exchange-Traded Fund (cost $48,956)	48,987

	Total Investments (cost $3,242,146) 82.5%	3,439,351
	Other Assets less Liabilities 17.5%	730,845

	NET ASSETS 100.0%	$4,170,196

	*Non-income producing. ADR American Depositary Receipt. ETF Exchange-Traded Fund. See Notes to Schedules of Investments.

At December 31, 2020, Wasatch Greater China Fund’s investments, were in the following countries:

COUNTRY	%
China	78.6
Hong Kong	11.6
Taiwan	9.8

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.0%

	Aerospace & Defense 2.6%
195,713	Avon Rubber plc (United Kingdom)	$8,470,733
778,902	CAE, Inc. (Canada)	21,582,114

		30,052,847

	Airport Services 1.4%
2,613,860	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	16,861,791

	Alternative Carriers 0.5%
451,062	Chief Telecom, Inc. (Taiwan)	5,690,849

	Apparel, Accessories & Luxury Goods 0.9%
339,983	Canada Goose Holdings, Inc.* (Canada)	10,106,809

	Application Software 8.3%
360,973	Descartes Systems Group, Inc. (The)* (Canada)	21,112,766
61,461	Kinaxis, Inc.* (Canada)	8,707,579
238,717	Lightspeed POS, Inc.* (Canada)	16,848,405
400,801	Miroku Jyoho Service Co. Ltd. (Japan)	8,138,311
134,190	Nemetschek SE (Germany)	9,972,779
997,950	Systena Corp. (Japan)	20,953,987
1,910,419	Technology One Ltd. (Australia)	12,077,268

		97,811,095

	Asset Management & Custody Banks 1.7%
1,581,321	Netwealth Group Ltd. (Australia)	19,432,763

	Biotechnology 1.7%
967,569	Abcam plc (United Kingdom)	20,508,846

	Brewers 1.4%
137,457	Royal Unibrew A/S (Denmark)	15,917,359

	Commodity Chemicals 0.9%
987,621	Berger Paints India Ltd. (India)	10,245,550

	Data Processing & Outsourced Services 1.8%
96,900	GMO Payment Gateway, Inc. (Japan)	13,021,743
847,079	Infomart Corp. (Japan)	8,089,813

		21,111,556

	Department Stores 0.6%
354,574	Poya International Co. Ltd. (Taiwan)	7,268,653

	Diversified Real Estate Activities 2.0%
733,622	Patrizia AG (Germany)	23,566,744

	Diversified Support Services 1.5%
583,539	HomeServe plc (United Kingdom)	8,179,398
1,040,352	Prestige International, Inc. (Japan)	9,205,534

		17,384,932

	Drug Retail 4.6%
248,895	Ain Holdings, Inc. (Japan)	15,376,785
361,779	Clicks Group Ltd. (South Africa)	6,220,531
137,800	Kusuri no Aoki Holdings Co. Ltd. (Japan)	11,984,486
1,228,500	Raia Drogasil S.A. (Brazil)	5,905,492
226,200	Sugi Holdings Co. Ltd. (Japan)	15,109,916

		54,597,210

	Electrical Components & Equipment 1.9%
561,485	Voltronic Power Technology Corp. (Taiwan)	22,381,066

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Equipment & Instruments 1.8%
646,767	Halma plc (United Kingdom)	$21,660,288

	General Merchandise Stores 1.5%
2,499,168	B&M European Value Retail S.A. (United Kingdom)	17,641,725

	Health Care Equipment 3.0%
4,108,000	AK Medical Holdings Ltd. (China)	7,132,414
25,762	Cochlear Ltd. (Australia)	3,753,769
118,526	DiaSorin S.p.A. (Italy)	24,747,111

		35,633,294

	Health Care Services 1.6%
610,745	Dr. Lal PathLabs Ltd. (India)	19,241,592

	Health Care Supplies 2.7%
351,000	Asahi Intecc Co. Ltd. (Japan)	12,820,378
1,207,000	Bioteque Corp. (Taiwan)	5,713,254
211,514	Menicon Co. Ltd. (Japan)	12,828,791

		31,362,423

	Health Care Technology 2.1%
434,700	JMDC, Inc.* (Japan)	24,681,668

	Home Improvement Retail 0.5%
50,011,425	PT Ace Hardware Indonesia Tbk (Indonesia)	6,112,564

	Household Appliances 0.9%
525,802	Breville Group Ltd. (Australia)	10,365,235

	Human Resource & Employment Services 2.1%
363,611	Benefit One, Inc. (Japan)	10,763,505
376,192	SMS Co. Ltd. (Japan)	14,426,108

		25,189,613

	Industrial Conglomerates 0.5%
21,672	3M India Ltd.* (India)	6,183,553

	Industrial Machinery 2.1%
375,615	MISUMI Group, Inc. (Japan)	12,330,428
2,779,115	Rotork plc (United Kingdom)	12,085,405

		24,415,833

	Insurance Brokers 1.0%
2,693,500	TQM Corp. Public Co. Ltd. (Thailand)	12,091,981

	Interactive Media & Services 4.0%
217,310	Info Edge India Ltd. (India)	14,242,962
526,800	Kakaku.com, Inc. (Japan)	14,420,275
1,995,129	Rightmove plc* (United Kingdom)	17,756,040

		46,419,277

	Investment Banking & Brokerage 2.8%
2,189,928	AJ Bell plc (United Kingdom)	12,982,147
717,321	Avanza Bank Holding AB (Sweden)	20,314,040

		33,296,187

	IT Consulting & Other Services 6.5%
162,295	Endava plc, ADR* (United Kingdom)	12,456,141
58,641	Globant S.A.* (Argentina)	12,760,868
411,760	Larsen & Toubro Infotech Ltd. (India)	20,607,865
162,199	Reply S.p.A. (Italy)	18,989,748
649,599	Softcat plc (United Kingdom)	12,205,615

		77,020,237

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Movies & Entertainment 1.7%
297,991	CTS Eventim AG & Co. KGaA (Germany)	$19,918,103

	Other Diversified Financial Services 1.2%
21,218	Hypoport SE* (Germany)	13,483,581

	Packaged Foods & Meats 2.0%
267,914	Morinaga & Co. Ltd. (Japan)	10,078,052
3,525,449	Vitasoy International Holdings Ltd. (Hong Kong)	13,733,537

		23,811,589

	Pharmaceuticals 0.7%
357,600	JCR Pharmaceuticals Co. Ltd. (Japan)	8,458,356

	Property & Casualty Insurance 1.7%
659,087	ICICI Lombard General Insurance Co. Ltd.* (India)	13,743,251
1,153,070	Qualitas Controladora S.A.B. de C.V. (Mexico)	6,193,706

		19,936,957

	Publishing 0.6%
281,994	Future plc (United Kingdom)	6,702,198

	Regional Banks 4.4%
1,175,394	AU Small Finance Bank Ltd.* (India)	13,697,581
785,687	Canadian Western Bank (Canada)	17,665,458
56,102,280	PT Bank BTPN Syariah Tbk (Indonesia)	14,985,119
1,177,292	Regional S.A.B. de C.V.* (Mexico)	5,445,260

		51,793,418

	Research & Consulting Services 3.0%
36,400	BayCurrent Consulting, Inc. (Japan)	6,387,928
715,342	NICE Information Service Co. Ltd.* (South Korea)	16,362,071
189,128	Nihon M&A Center, Inc. (Japan)	12,647,601

		35,397,600

	Restaurants 1.5%
263,179	Domino’s Pizza Enterprises Ltd. (Australia)	17,587,185

	Semiconductors 4.4%
125,621	LEENO Industrial, Inc. (South Korea)	15,622,767
190,182	Melexis N.V. (Belgium)	18,563,635
206,249	Silergy Corp. (Taiwan)	17,690,230

		51,876,632

	Soft Drinks 2.1%
700,609	Fevertree Drinks plc (United Kingdom)	24,210,767

	Specialty Chemicals 0.9%
106,365	Chr. Hansen Holding A/S* (Denmark)	10,989,808

	Systems Software 2.5%
115,699	CyberArk Software Ltd.* (Israel)	18,695,801
107,962	Douzone Bizon Co. Ltd.* (South Korea)	10,343,872

		29,039,673

	Trading Companies & Distributors 7.4%
643,107	Diploma plc (United Kingdom)	19,277,530
1,915,512	Electrocomponents plc (United Kingdom)	22,802,436
1,915,958	Howden Joinery Group plc* (United Kingdom)	18,068,031
98,754	IMCD N.V. (Netherlands)	12,577,015

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
289,124	MonotaRO Co. Ltd. (Japan)	$14,684,264

		87,409,276

	Total Common Stocks (cost $662,247,620)	1,164,868,683

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.3%

	Repurchase Agreement 1.3%
$15,834,468	Repurchase Agreement dated 12/31/20, 0.00% due 1/4/21 with Fixed Income Clearing Corp. collateralized by $16,169,300 of United States Treasury Notes 0.125% due 12/15/23; value: $16,151,238; repurchase proceeds: $15,834,468 (cost $15,834,468)	$15,834,468

	Total Short-Term Investments (cost $15,834,468)	15,834,468

	Total Investments (cost $678,082,088) 100.3%§	1,180,703,151
	Liabilities less Other Assets (0.3%)	(3,312,348)

	NET ASSETS 100.0%	$1,177,390,803

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 39.35%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2020, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.1
Australia	5.4
Belgium	1.6
Brazil	0.5
Canada	8.2
China	0.6
Denmark	2.3
Germany	5.8
Hong Kong	1.2
India	8.4
Indonesia	1.8
Israel	1.6
Italy	3.8
Japan	22.0
Mexico	2.5
Netherlands	1.1
South Africa	0.5
South Korea	3.6
Sweden	1.8
Taiwan	5.0
Thailand	1.0
United Kingdom	20.2

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.9%

	Advertising 2.3%
1,245,598	YouGov plc (United Kingdom)	$17,800,073

	Aerospace & Defense 1.8%
307,531	Avon Rubber plc (United Kingdom)	13,310,372

	Alternative Carriers 1.9%
812,000	Chief Telecom, Inc. (Taiwan)	10,244,644
67,087	KINX, Inc.* (South Korea)	4,443,564

		14,688,208

	Application Software 21.6%
84,848	Atoss Software AG (Germany)	16,384,284
135,500	Cybozu, Inc. (Japan)	3,386,915
2,625,322	dotdigital group plc (United Kingdom)	5,744,208
1,000,180	Elmo Software Ltd.* (Australia)	4,973,522
88,882	Esker S.A. (France)	19,175,705
457,254	Fortnox AB (Sweden)	25,703,726
125,000	Freee KK* (Japan)	12,224,211
631,387	GB Group plc* (United Kingdom)	8,098,900
1,382,844	LINK Mobility Group Holding ASA* (Norway)	7,493,009
81,168	Mensch und Maschine Software SE (Germany)	5,949,694
162,006	Miroku Jyoho Service Co. Ltd. (Japan)	3,289,551
1,193,588	Pexip Holding ASA* (Norway)	9,143,509
730,632	Rakus Co. Ltd. (Japan)	16,922,449
667,500	Systena Corp. (Japan)	14,015,518
45,139	Unifiedpost Group S.A.* (Belgium)	1,378,602
236,945	Vitec Software Group AB, Class B (Sweden)	9,846,248

		163,730,051

	Brewers 0.6%
42,497	Royal Unibrew A/S (Denmark)	4,921,103

	Commodity Chemicals 2.9%
867,649	Berger Paints India Ltd. (India)	9,000,964
755,758	Gulf Oil Lubricants India Ltd. (India)	7,426,996
255,016	Supreme Industries Ltd. (India)	5,688,758

		22,116,718

	Consumer Finance 1.8%
1,412,156	Arrow Global Group plc* (United Kingdom)	3,949,150
236,148	Gruppo MutuiOnline S.p.A. (Italy)	10,053,884

		14,003,034

	Data Processing & Outsourced Services 2.7%
5,092,380	Fawry for Banking & Payment Technology Services S.A.E.* (Egypt)	10,893,744
1,036,400	Infomart Corp. (Japan)	9,897,875

		20,791,619

	Department Stores 1.1%
396,908	Poya International Co. Ltd. (Taiwan)	8,136,487

	Diversified Banks 1.3%
4,041,560	City Union Bank Ltd. (India)	9,992,238

	Diversified Support Services 5.5%
677,800	Japan Elevator Service Holdings Co. Ltd. (Japan)	17,260,994
6,221,404	Johnson Service Group plc* (United Kingdom)	11,910,885
1,444,562	Prestige International, Inc. (Japan)	12,782,178

		41,954,057

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Drug Retail 1.3%
50,000	Kusuri no Aoki Holdings Co. Ltd. (Japan)	$4,348,507
214,510	Yakuodo Holdings Co. Ltd. (Japan)	5,141,898

		9,490,405

	Electrical Components & Equipment 2.9%
676,611	Amara Raja Batteries Ltd. (India)	8,547,055
342,471	Voltronic Power Technology Corp. (Taiwan)	13,651,061

		22,198,116

	Electronic Components 0.7%
1,815,934	Strix Group plc (United Kingdom)	5,463,241

	Electronic Equipment & Instruments 0.6%
189,470	Carel Industries S.p.A. (Italy)	4,447,607

	Food Retail 2.6%
3,819,129	Philippine Seven Corp. (Philippines)	9,527,245
70,499	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	4,936,213
4,502,100	Sheng Siong Group Ltd. (Singapore)	5,280,157

		19,743,615

	Health Care Equipment 2.5%
4,128,000	AK Medical Holdings Ltd. (China)	7,167,138
166,826	CellaVision AB* (Sweden)	6,211,965
180,316	Medistim ASA (Norway)	5,264,789

		18,643,892

	Health Care Facilities 0.9%
24,257,437	Cleopatra Hospital* (Egypt)	7,155,404

	Health Care Services 3.3%
255,177	Dr. Lal PathLabs Ltd. (India)	8,039,381
629,362	Metropolis Healthcare Ltd.* (India)	16,878,883

		24,918,264

	Health Care Supplies 2.4%
1,537,000	Bioteque Corp. (Taiwan)	7,275,286
887,906	Nanosonics Ltd.* (Australia)	5,496,785
1,006,200	Shanghai Kindly Medical Instruments Co. Ltd., Class H (China)	5,327,930

		18,100,001

	Health Care Technology 3.6%
168,200	Medley, Inc.* (Japan)	7,408,793
151,739	Nexus AG (Germany)	9,465,371
396,745	Pro Medicus Ltd. (Australia)	10,448,538

		27,322,702

	Home Improvement Retail 0.7%
43,238,500	PT Ace Hardware Indonesia Tbk (Indonesia)	5,284,754

	Human Resource & Employment Services 1.9%
240,477	HeadHunter Group plc, ADR (Russia)	7,274,429
179,762	SMS Co. Ltd. (Japan)	6,893,464

		14,167,893

	Insurance Brokers 1.7%
2,826,500	TQM Corp. Public Co. Ltd. (Thailand)	12,689,060

	Interactive Media & Services 0.1%
15,559	Atrae, Inc.* (Japan)	420,855

	Internet Services & Infrastructure 2.3%
87,906	BASE, Inc.* (Japan)	8,320,130

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
110,590	Hennge KK* (Japan)	$8,908,735

		17,228,865

	IT Consulting & Other Services 3.4%
233,971	Appen Ltd. (Australia)	4,453,581
98,172	Aubay (France)	4,119,658
1,012,650	Avant Corp. (Japan)	11,373,880
379,364	FDM Group Holdings plc (United Kingdom)	5,831,094

		25,778,213

	Life Sciences Tools & Services 0.8%
344,409	Biotage AB* (Sweden)	5,818,568

	Other Diversified Financial Services 2.0%
23,532	Hypoport SE* (Germany)	14,954,078

	Packaged Foods & Meats 1.0%
2,003,120	Vitasoy International Holdings Ltd. (Hong Kong)	7,803,240

	Personal Products 0.9%
617,619	Sarantis S.A. (Greece)	7,054,709

	Property & Casualty Insurance 2.1%
2,966,567	Qualitas Controladora S.A.B. de C.V. (Mexico)	15,934,890

	Publishing 1.8%
569,927	Future plc (United Kingdom)	13,545,548

	Regional Banks 1.2%
32,993,260	PT Bank BTPN Syariah Tbk (Indonesia)	8,812,617

	Research & Consulting Services 5.8%
111,400	IR Japan Holdings Ltd. (Japan)	17,847,848
918,928	JTC plc (United Kingdom)	7,012,022
655,364	NICE Information Service Co. Ltd.* (South Korea)	14,990,189
228,185	Talenom Oyj (Finland)	4,204,249

		44,054,308

	Restaurants 0.0%
630,045	Patisserie Holdings plc* *** §§ (United Kingdom)	8,616

	Semiconductor Equipment 0.5%
289,332	Japan Material Co. Ltd. (Japan)	3,975,990

	Semiconductors 3.2%
242,181	Elmos Semiconductor SE (Germany)	8,128,556
130,715	LEENO Industrial, Inc. (South Korea)	16,256,279

		24,384,835

	Specialized Finance 0.8%
266,400	eGuarantee, Inc. (Japan)	5,806,847

	Specialty Stores 0.6%
144,973	Musti Group Oyj* (Finland)	4,343,324

	Systems Software 1.0%
216,385	Exasol AG* (Germany)	7,349,544

	Thrifts & Mortgage Finance 2.8%
533,136	Aavas Financiers Ltd.* (India)	12,299,322
108,532	Equitable Group, Inc. (Canada)	8,611,621

		20,910,943

	Total Common Stocks (cost $379,753,821)	749,254,904

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.1%

	Repurchase Agreement 1.1%
$8,413,824	Repurchase Agreement dated 12/31/20, 0.00% due 1/4/21 with Fixed Income Clearing Corp. collateralized by $8,591,700 of United States Treasury Notes 0.125% due 12/15/23; value: $8,582,103; repurchase proceeds: $8,413,824 (cost $8,413,824)	$8,413,824

	Total Short-Term Investments (cost $8,413,824)	8,413,824

	Total Investments (cost $388,167,645) 100.0%§	757,668,728
	Liabilities less Other Assets (<0.1%)	(172,473)

	NET ASSETS 100.0%	$757,496,255

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§§The aggregate value of illiquid holdings at December 31, 2020 amounted to approximately $8,616,and represents 0.00% of net assets.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 43.65%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2020, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	3.4
Belgium	0.2
Canada	1.1
China	1.7
Denmark	0.7
Egypt	2.4
Finland	1.1
France	3.1
Germany	8.3
Greece	0.9
Hong Kong	1.0
India	10.4
Indonesia	1.9
Israel	0.7
Italy	1.9
Japan	22.7
Mexico	2.1
Norway	2.9
Philippines	1.3
Russia	1.0
Singapore	0.7
South Korea	4.8
Sweden	6.4
Taiwan	5.2
Thailand	1.7
United Kingdom	12.4

Total	100.0%

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 93.2%

	Apparel, Accessories & Luxury Goods 2.9%
186	Hermes International (France)	$199,869

	Application Software 13.4%
1,172	Dassault Systemes SE (France)	237,889
4,415	TeamViewer AG* (Germany)	237,162
1,349	Temenos AG (Switzerland)	187,956
2,305	Xero Ltd.* (Australia)	260,905

		923,912

	Asset Management & Custody Banks 3.6%
210	Partners Group Holding AG (Switzerland)	246,759

	Building Products 3.6%
10,022	Assa Abloy AB, Class B (Sweden)	247,664

	Data Processing & Outsourced Services 9.5%
103	Adyen N.V.* (Netherlands)	239,706
3,318	Amadeus IT Group S.A. (Spain)	241,423
1,809	Worldline S.A.* (France)	174,808

		655,937

	Drug Retail 5.8%
1,100	Cosmos Pharmaceutical Corp. (Japan)	177,625
1,600	Tsuruha Holdings, Inc. (Japan)	227,526

		405,151

	Electronic Equipment & Instruments 3.4%
7,106	Halma plc (United Kingdom)	237,981

	Health Care Equipment 5.6%
187	Cochlear Ltd. (Australia)	27,248
920	DiaSorin S.p.A. (Italy)	192,087
6,992	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	165,864

		385,199

	Health Care Supplies 5.7%
5,500	Asahi Intecc Co. Ltd. (Japan)	200,889
1,248	Coloplast A/S, Class B (Denmark)	190,855

		391,744

	Health Care Technology 4.0%
2,900	M3, Inc. (Japan)	273,955

	Industrial Machinery 6.1%
6,400	MISUMI Group, Inc. (Japan)	210,094
229	Rational AG (Germany)	212,823

		422,917

	Interactive Media & Services 8.6%
7,400	Kakaku.com, Inc. (Japan)	202,563
1,820	REA Group Ltd. (Australia)	208,870
2,270	Scout24 AG (Germany)	185,490

		596,923

	IT Consulting & Other Services 2.6%
900	Obic Co. Ltd. (Japan)	180,880

	Life Sciences Tools & Services 5.5%
1,043	ICON plc* (Ireland)	203,364
503	Sartorius Stedim Biotech (France)	178,940

		382,304

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Packaged Foods & Meats 2.4%
42,000	Vitasoy International Holdings Ltd. (Hong Kong)	$163,613

	Research & Consulting Services 5.3%
2,426	Intertek Group plc (United Kingdom)	187,375
2,159	Wolters Kluwer N.V. (Netherlands)	182,149

		369,524

	Soft Drinks 2.7%
5,370	Fevertree Drinks plc (United Kingdom)	185,570

	Specialty Chemicals 2.5%
1,708	Chr. Hansen Holding A/S* (Denmark)	176,473

	Total Common Stocks (cost $5,061,708)	6,446,375

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.2%

	Repurchase Agreement 6.2%
$430,047	Repurchase Agreement dated 12/31/20, 0.00% due 1/4/21 with Fixed Income Clearing Corp. collateralized by $373,600 of United States Treasury Notes 2.375% due 11/15/49; value: $438,677; repurchase proceeds: $430,047 (cost $430,047)	$430,047

	Total Short-Term Investments (cost $430,047)	430,047

	Total Investments (cost $5,491,755) 99.4%§	6,876,422

	Other Assets less Liabilities 0.6%	38,563

	NET ASSETS 100.0%	$6,914,985

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 48.46%. See Notes to Schedules of Investments.

At December 31, 2020, Wasatch International Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	7.7
Denmark	5.7
France	12.3
Germany	9.9
Hong Kong	2.5
Ireland	3.2
Italy	3.0
Japan	22.9
Netherlands	6.5
New Zealand	2.6
Spain	3.7
Sweden	3.8
Switzerland	6.7
United Kingdom	9.5

Total	100.0%

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 94.5%

	Agricultural Products 1.1%
251,425	Hydrofarm Holdings Group, Inc.*	$13,219,927

	Alternative Carriers 1.0%
76,862	Bandwidth, Inc., Class A*	11,811,384

	Apparel Retail 1.7%
467,584	Boot Barn Holdings, Inc.*	20,274,442

	Apparel, Accessories & Luxury Goods 0.9%
495,609	Superior Group of Cos., Inc.	11,517,953

	Application Software 5.1%
112,268	Five9, Inc.*	19,579,539
559,411	Medallia, Inc.*	18,583,634
528,900	Upland Software, Inc.*	24,271,221

		62,434,394

	Auto Parts & Equipment 3.8%
188,343	Patrick Industries, Inc.	12,873,244
319,601	Stoneridge, Inc.*	9,661,538
459,982	XPEL, Inc.*	23,716,672

		46,251,454

	Biotechnology 8.0%
122,792	ChemoCentryx, Inc.*	7,603,281
437,461	Cytokinetics, Inc.*	9,090,440
422,302	Esperion Therapeutics, Inc.*	10,979,852
816,295	Flexion Therapeutics, Inc.*	9,420,044
454,324	Frequency Therapeutics, Inc.*	16,019,464
410,253	Inovio Pharmaceuticals, Inc.*	3,630,739
525,186	MacroGenics, Inc.*	12,005,752
1,372,156	MEI Pharma, Inc.*	3,622,492
137,048	Nkarta, Inc.*	8,424,340
1,091,167	Sangamo Therapeutics, Inc.*	17,027,661

		97,824,065

	Casinos & Gaming 1.2%
715,344	GAN Ltd.* (United Kingdom)	14,507,176

	Construction & Engineering 1.9%
792,991	Construction Partners, Inc., Class A*	23,083,968

	Construction Machinery & Heavy Trucks 1.3%
111,672	Alamo Group, Inc.	15,405,152

	Data Processing & Outsourced Services 2.2%
338,208	Repay Holdings Corp.*	9,216,168
1,620,901	USA Technologies, Inc.*	16,987,043

		26,203,211

	Electrical Components & Equipment 1.1%
267,573	Allied Motion Technologies, Inc.	13,672,980

	Electronic Equipment & Instruments 5.1%
594,854	Napco Security Technologies, Inc.*	15,597,072
640,552	nLight, Inc.*	20,914,023
398,268	PAR Technology Corp.*	25,007,247

		61,518,342

	Environmental & Facilities Services 1.1%
631,178	Heritage-Crystal Clean, Inc.*	13,298,920

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Financial Exchanges & Data 2.2%
756,678	Open Lending Corp., Class A*	$26,453,463

	Food Distributors 1.0%
473,533	Chefs’ Warehouse, Inc. (The)*	12,165,063

	Health Care Equipment 3.2%
536,651	CryoLife, Inc.*	12,670,330
1,833,317	GenMark Diagnostics, Inc.*	26,766,428

		39,436,758

	Health Care Facilities 3.7%
440,840	Pennant Group, Inc. (The)*	25,595,170
160,171	U.S. Physical Therapy, Inc.	19,260,563

		44,855,733

	Health Care Services 3.5%
134,083	Addus HomeCare Corp.*	15,699,779
400,687	Castle Biosciences, Inc.*	26,906,132

		42,605,911

	Health Care Supplies 4.0%
386,929	BioLife Solutions, Inc.*	15,434,598
282,444	OrthoPediatrics Corp.*	11,650,815
340,290	Silk Road Medical, Inc.*	21,431,464

		48,516,877

	Health Care Technology 1.1%
181,582	Simulations Plus, Inc.	13,059,377

	Home Furnishings 1.8%
683,952	Purple Innovation, Inc.*	22,529,379

	Homebuilding 1.8%
90,357	LGI Homes, Inc.*	9,564,289
410,826	Skyline Champion Corp.*	12,710,956

		22,275,245

	Industrial Machinery 5.9%
298,363	Helios Technologies, Inc.	15,899,764
152,720	Kadant, Inc.	21,530,466
378,636	Kornit Digital Ltd.* (Israel)	33,747,827

		71,178,057

	Interactive Media & Services 0.8%
242,697	MediaAlpha, Inc., Class A*	9,482,172

	Internet & Direct Marketing Retail 1.8%
841,514	1-800-Flowers.com, Inc., Class A*	21,879,364

	Leisure Products 1.8%
868,429	MasterCraft Boat Holdings, Inc.*	21,571,776

	Oil & Gas Equipment & Services 1.1%
301,946	DMC Global, Inc.	13,059,165

	Packaged Foods & Meats 2.1%
178,744	Freshpet, Inc.*	25,379,861

	Paper Packaging 1.3%
346,557	UFP Technologies, Inc.*	16,149,556

	Pharmaceuticals 10.1%
2,927,129	BioDelivery Sciences International, Inc.*	12,293,942
2,738,723	Cresco Labs, Inc.* (Canada)	27,045,132
950,896	Green Thumb Industries, Inc.*	23,296,952

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
12,282,143	IM Cannabis Corp.* ‡‡ §§ (Canada)	$24,218,854
349,579	Intra-Cellular Therapies, Inc.*	11,116,612
2,368,969	PharmaCielo Ltd.* (Canada)	3,871,047
2,057,256	TerrAscend Corp.* (Canada)	20,525,690

		122,368,229

	Regional Banks 1.0%
455,391	Altabancorp	12,714,517

	Research & Consulting Services 2.0%
327,356	ICF International, Inc.	24,332,371

	Restaurants 1.0%
448,769	Chuy’s Holdings, Inc.*	11,887,891

	Semiconductor Equipment 1.6%
279,686	Nova Measuring Instruments Ltd.* (Israel)	19,745,832

	Semiconductors 1.1%
1,447,516	NeoPhotonics Corp.*	13,157,920

	Specialized Consumer Services 0.3%
52,265	Collectors Universe, Inc.	3,940,781

	Systems Software 2.8%
92,752	CyberArk Software Ltd.* (Israel)	14,987,796
212,052	Rapid7, Inc.*	19,118,608

		34,106,404

	Trading Companies & Distributors 2.0%
690,249	Transcat, Inc.* ‡‡	23,937,835

	Total Common Stocks (cost $680,790,042)	1,147,812,905

	WARRANTS 0.2%

	Pharmaceuticals 0.2%
1,289,600	C21 Investments, Inc., 12/31/2023* *** † # (Canada)	891,545
1,897,571	IM Cannabis Corp., 10/10/2021* §§ (Canada)	2,228,666

		3,120,211

	Total Warrants (cost $0)	3,120,211

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.9%

	Repurchase Agreement 5.9%
$71,400,311	Repurchase Agreement dated 12/31/20, 0.00% due 1/4/21 with Fixed Income Clearing Corp. collateralized by $72,909,800 of United States Treasury Notes 0.125% due 12/15/23; value: $72,828,356; repurchase proceeds: $71,400,311 (cost $71,400,311)	$71,400,311

	Total Short-Term Investments (cost $71,400,311)	71,400,311

	Total Investments (cost $752,190,353) 100.6%	1,222,333,427
	Liabilities less Other Assets (0.6%)	(7,191,601)

	NET ASSETS 100.0%	$1,215,141,826

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2020, amounted to approximately $891,545, and represented 0.07% of net assets.

‡‡Affiliated company (see Note 6).

§§The aggregate value of illiquid holdings at December 31, 2020, amounted to approximately $26,447,520, and represented 2.18% of net assets.

#In November 2020, the Fund entered into an equity commitment agreement to acquire common stock in C21 Investments, Inc. The remaining commitment amount at December 31, 2020 was $2,981,381 (CAD3,795,000) (see Note 9).

See Notes to Schedules of Investments.

At December 31, 2020, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	6.8
Israel	6.0
United Kingdom	1.3
United States	85.9

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 95.0%

	Advertising 1.2%
251,000	YouGov plc (United Kingdom)	$3,586,886

	Air Freight & Logistics 1.1%
568,000	Radiant Logistics, Inc.*	3,294,400

	Alternative Carriers 0.7%
14,000	Bandwidth, Inc., Class A*	2,151,380

	Application Software 4.9%
74,471	Agilysys, Inc.*	2,858,197
163,000	eGain Corp.*	1,925,030
18,000	Esker S.A. (France)	3,883,381
57,000	QAD, Inc., Class A	3,601,260
183,000	SharpSpring, Inc.*	2,979,240

		15,247,108

	Asset Management & Custody Banks 1.0%
648,340	Fiducian Group Ltd. (Australia)	3,031,516

	Auto Parts & Equipment 1.2%
54,000	Patrick Industries, Inc.	3,690,900

	Biotechnology 3.3%
51,735	Cytokinetics, Inc.*	1,075,053
36,000	Esperion Therapeutics, Inc.*	936,000
71,798	Frequency Therapeutics, Inc.*	2,531,598
85,000	MacroGenics, Inc.*	1,943,100
300,000	MEI Pharma, Inc.*	792,000
181,000	Sangamo Therapeutics, Inc.*	2,824,505

		10,102,256

	Communications Equipment 1.3%
219,024	Digi International, Inc.*	4,139,554

	Construction & Engineering 2.2%
127,000	Construction Partners, Inc., Class A*	3,696,970
169,000	Sterling Construction Co., Inc.*	3,145,090

		6,842,060

	Data Processing & Outsourced Services 5.2%
115,863	I3 Verticals, Inc., Class A*	3,846,652
267,000	Paya Holdings, Inc., Class A*	3,625,860
553,639	Paysign, Inc.*	2,568,885
98,899	Repay Holdings Corp.*	2,694,998
699,411	VIQ Solutions, Inc.* (Canada)	3,214,356

		15,950,751

	Diversified Support Services 1.0%
1,578,000	Johnson Service Group plc* (United Kingdom)	3,021,083

	Education Services 1.6%
222,000	Aspen Group, Inc.*	2,470,860
113,000	Stride, Inc.*	2,398,990

		4,869,850

	Electronic Components 1.1%
257,000	VIA Optronics AG, ADR* (Germany)	3,459,220

	Electronic Equipment & Instruments 4.0%
53,000	FARO Technologies, Inc.*	3,743,390
357,206	Luna Innovations, Inc.*	3,529,195

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
192,000	Napco Security Technologies, Inc.*	$5,034,240

		12,306,825

	Electronic Manufacturing Services 1.4%
55,939	Fabrinet*	4,340,307

	Financial Exchanges & Data 1.8%
158,000	Open Lending Corp., Class A*	5,523,680

	Health Care Distributors 1.8%
4,872,494	Ibnsina Pharma S.A.E. (Egypt)	1,561,180
105,000	PetIQ, Inc.*	4,037,250

		5,598,430

	Health Care Equipment 3.9%
40,000	Cantel Medical Corp.	3,154,400
99,000	Inmode Ltd.* (Israel)	4,700,520
92,000	Tactile Systems Technology, Inc.*	4,134,480

		11,989,400

	Health Care Facilities 2.2%
40,000	Ensign Group, Inc. (The)	2,916,800
145,000	Joint Corp. (The)*	3,807,700

		6,724,500

	Health Care Services 2.8%
38,000	Addus HomeCare Corp.*	4,449,420
451,068	Sharps Compliance Corp.*	4,262,593

		8,712,013

	Health Care Supplies 2.4%
69,422	BioLife Solutions, Inc.*	2,769,243
53,000	OrthoPediatrics Corp.*	2,186,250
1,159,000	Surgalign Holdings, Inc.*	2,538,210

		7,493,703

	Health Care Technology 2.6%
61,000	Nexus AG (Germany)	3,805,137
141,000	OptimizeRx Corp.*	4,393,560

		8,198,697

	Heavy Electrical Equipment 1.5%
88,607	TPI Composites, Inc.*	4,676,677

	Home Furnishings 1.2%
84,000	Lovesac Co. (The)*	3,619,560

	Homebuilding 3.0%
20,000	LGI Homes, Inc.*	2,117,000
228,000	Skyline Champion Corp.*	7,054,320

		9,171,320

	Human Resource & Employment Services 0.3%
98,968	Creek & River Co. Ltd. (Japan)	1,064,309

	Industrial Machinery 4.8%
21,000	John Bean Technologies Corp.	2,391,270
22,000	Kadant, Inc.	3,101,560
53,000	Kornit Digital Ltd.* (Israel)	4,723,890
121,000	va-Q-tec AG* (Germany)	4,566,554

		14,783,274

	Integrated Telecommunication Services 1.2%
259,000	Ooma, Inc.*	3,729,600

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Internet & Direct Marketing Retail 0.9%
620,000	Leaf Group Ltd.*	$2,883,000

	Internet Services & Infrastructure 1.9%
332,000	Pivotree, Inc.* (Canada)	3,440,239
35,000	Tucows, Inc., Class A*	2,586,150

		6,026,389

	Investment Banking & Brokerage 1.5%
434,000	JDC Group AG* (Germany)	4,761,161

	IT Consulting & Other Services 1.9%
249,000	Avant Corp. (Japan)	2,796,718
40,000	Endava plc, ADR* (United Kingdom)	3,070,000

		5,866,718

	Leisure Facilities 0.6%
649,000	Gym Group plc (The)* (United Kingdom)	1,925,892

	Leisure Products 2.2%
216,000	American Outdoor Brands, Inc.*	3,678,480
199,185	Clarus Corp.	3,067,449

		6,745,929

	Mortgage REITs 0.7%
157,000	Arbor Realty Trust, Inc.	2,226,260

	Movies & Entertainment 1.3%
1,547,953	Thunderbird Entertainment Group, Inc.* (Canada)	3,891,468

	Office Services & Supplies 0.0%
11,922	Kimball International, Inc., Class B	142,468

	Packaged Foods & Meats 1.0%
21,000	Freshpet, Inc.*	2,981,790

	Pharmaceuticals 5.7%
71,230	AYR Strategies, Inc.* (Canada)	1,693,842
713,277	BioDelivery Sciences International, Inc.*	2,995,764
251,000	Green Thumb Industries, Inc.*	6,149,500
85,000	Intra-Cellular Therapies, Inc.*	2,703,000
2,825,043	Vireo Health International, Inc* ‡‡ (Canada)	4,179,651

		17,721,757

	Regional Banks 1.7%
181,000	Esquire Financial Holdings, Inc.*	3,473,390
60,728	Sound Financial Bancorp, Inc.	1,928,114

		5,401,504

	Research & Consulting Services 3.5%
56,815	ICF International, Inc.	4,223,059
18,000	IR Japan Holdings Ltd. (Japan)	2,883,853
141,000	Red Violet, Inc.*	3,681,510

		10,788,422

	Semiconductor Equipment 1.3%
57,000	Nova Measuring Instruments Ltd.* (Israel)	4,024,200

	Semiconductors 2.7%
274,000	MagnaChip Semiconductor Corp.*	3,704,480
41,000	SiTime Corp.*	4,589,130

		8,293,610

	Specialized Finance 0.5%
132,000	CF Finance Acquisition Corp. II, Class A*	1,454,640

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialty Chemicals 1.0%
292,579	Neo Performance Materials, Inc. (Canada)	$3,167,365

	Technology Hardware, Storage & Peripherals 1.0%
54,000	MGI Digital Graphic Technology* (France)	3,150,025

	Thrifts & Mortgage Finance 2.5%
90,981	Axos Financial, Inc.*	3,414,517
366,000	Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	4,334,376

		7,748,893

	Trading Companies & Distributors 2.4%
168,000	Hardwoods Distribution, Inc. (Canada)	3,341,787
9,218	Lawson Products, Inc.*	469,288
105,029	Systemax, Inc.	3,769,491

		7,580,566

	Total Common Stocks (cost $178,123,562)	294,101,316

	CONVERTIBLE PREFERRED STOCKS 0.7%

	Oil & Gas Refining & Marketing 0.7%
691,265	Vertex Energy, Inc., Pfd., 10.00% PIK, Series B*** †	1,942,454

	Total Convertible Preferred Stocks (cost $2,047,922)	1,942,454

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.0%

	Pharmaceuticals 0.0%
50,528	Regenacy Pharmaceuticals, LLC* *** †	17,685

	Total Limited Liability Company Membership Interest (cost $30,001)	17,685

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.1%

	Repurchase Agreement 3.1%
9,660,109	Repurchase Agreement dated 12/31/20, 0.00% due 1/4/21 with Fixed Income Clearing Corp. collateralized by $9,864,400 of United States Treasury Notes 0.125% due 12/15/23; value: $9,853,381; repurchase proceeds: $9,660,109 (cost $9,660,109)	$9,660,109

	Total Short-Term Investments (cost $9,660,109)	9,660,109

	Total Investments (cost $189,861,594) 98.8%§	305,721,564
	Other Assets less Liabilities 1.2%	3,833,926

	NET ASSETS 100.0%	$309,555,490

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2020, amounted to approximately $1,960,139, and represented 0.63% of net assets.

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 4.88%.

ADR American Depositary Receipt.

PIK Payment In Kind.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2020, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.0
Canada	7.8
Egypt	0.5
France	2.4
Germany	5.6
Israel	4.5
Japan	2.3
United Kingdom	5.4
United States	70.5

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.2%

	Airlines 1.4%
236,989	Allegiant Travel Co.	$44,847,798

	Apparel Retail 1.7%
1,212,613	Boot Barn Holdings, Inc.*	52,578,900

	Application Software 12.8%
618,428	Five9, Inc.*	107,853,843
234,551	HubSpot, Inc.*	92,985,398
1,919,934	Medallia, Inc.*	63,780,208
398,567	Paylocity Holding Corp.*	82,068,931
375,181	Zendesk, Inc.*	53,695,905

		400,384,285

	Asset Management & Custody Banks 0.8%
606,176	StepStone Group, Inc., Class A*	24,125,805

	Automotive Retail 1.5%
881,404	Monro, Inc.	46,978,833

	Biotechnology 6.6%
702,386	Atara Biotherapeutics, Inc.*	13,787,837
316,282	ChemoCentryx, Inc.*	19,584,182
749,381	Cytokinetics, Inc.*	15,572,137
222,326	Denali Therapeutics, Inc.*	18,622,026
609,190	Esperion Therapeutics, Inc.*	15,838,940
1,274,902	Flexion Therapeutics, Inc.*	14,712,369
1,062,704	Frequency Therapeutics, Inc.*	37,470,943
1,001,894	Inovio Pharmaceuticals, Inc.*	8,866,762
978,019	MacroGenics, Inc.*	22,357,514
2,129,110	Sangamo Therapeutics, Inc.*	33,224,762
136,927	Silverback Therapeutics, Inc.*	6,345,197

		206,382,669

	Building Products 1.1%
527,509	AAON, Inc.	35,147,925

	Data Processing & Outsourced Services 3.8%
491,650	Euronet Worldwide, Inc.*	71,249,918
1,681,566	Repay Holdings Corp.*	45,822,674

		117,072,592

	Electronic Equipment & Instruments 1.1%
1,060,934	nLight, Inc.*	34,639,495

	Financial Exchanges & Data 1.4%
1,263,300	Open Lending Corp., Class A*	44,164,968

	General Merchandise Stores 1.8%
701,408	Ollie’s Bargain Outlet Holdings, Inc.*	57,354,132

	Health Care Distributors 1.0%
778,211	PetIQ, Inc.*	29,922,213

	Health Care Equipment 0.8%
1,707,619	GenMark Diagnostics, Inc.*	24,931,237

	Health Care Facilities 4.1%
1,216,812	Ensign Group, Inc. (The)	88,729,931
676,115	Pennant Group, Inc. (The)*	39,255,237

		127,985,168

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Services 1.0%
465,436	Castle Biosciences, Inc.*	$31,254,027

	Health Care Supplies 3.2%
676,773	Neogen Corp.*	53,668,099
753,617	Silk Road Medical, Inc.*	47,462,799

		101,130,898

	Health Care Technology 1.7%
288,044	Inspire Medical Systems, Inc.*	54,178,196

	Home Furnishings 1.5%
1,425,510	Purple Innovation, Inc.*	46,956,299

	Home Improvement Retail 2.7%
920,887	Floor & Decor Holdings, Inc., Class A*	85,504,358

	Homebuilding 2.1%
601,953	LGI Homes, Inc.*	63,716,725

	Industrial Machinery 8.8%
816,682	Barnes Group, Inc.	41,397,611
950,769	Helios Technologies, Inc.	50,666,480
1,245,830	Kornit Digital Ltd.* (Israel)	111,040,828
404,082	RBC Bearings, Inc.*	72,346,841

		275,451,760

	Insurance Brokers 1.5%
368,945	Goosehead Insurance, Inc., Class A	46,029,578

	IT Consulting & Other Services 2.5%
350,349	Globant S.A.* (Argentina)	76,239,446

	Leisure Facilities 1.1%
447,562	Planet Fitness, Inc., Class A*	34,744,238

	Leisure Products 1.8%
816,009	YETI Holdings, Inc.*	55,872,136

	Life Sciences Tools & Services 5.3%
330,683	ICON plc* (Ireland)	64,476,571
723,397	Medpace Holdings, Inc.*	100,696,863

		165,173,434

	Managed Health Care 2.1%
956,240	HealthEquity, Inc.*	66,659,490

	Oil & Gas Equipment & Services 0.9%
640,608	DMC Global, Inc.	27,706,296

	Packaged Foods & Meats 3.0%
650,196	Freshpet, Inc.*	92,321,330

	Pharmaceuticals 1.1%
1,047,514	Intra-Cellular Therapies, Inc.*	33,310,945

	Regional Banks 1.7%
809,740	Pinnacle Financial Partners, Inc.	52,147,256

	Restaurants 0.9%
1,108,654	Chuy’s Holdings, Inc.* ‡‡	29,368,245

	Semiconductors 2.9%
247,934	Monolithic Power Systems, Inc.	90,800,869

	Specialty Stores 3.8%
413,885	Five Below, Inc.*	72,421,597

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
1,001,531	National Vision Holdings, Inc.*	$45,359,339

		117,780,936

	Systems Software 7.5%
650,866	CyberArk Software Ltd.* (Israel)	105,173,437
301,850	Proofpoint, Inc.*	41,175,358
956,600	Rapid7, Inc.*	86,247,056

		232,595,851

	Trading Companies & Distributors 1.2%
237,498	SiteOne Landscape Supply, Inc.*	37,674,308

	Total Common Stocks (cost $1,567,940,046)	3,063,132,641

	PREFERRED STOCKS 0.4%

	Semiconductor Equipment 0.0%
677,966	Nanosys, Inc., Series D Pfd.* *** †	1,240,678
161,519	Nanosys, Inc., Series E Pfd.* *** †	197,053

		1,437,731

	Systems Software 0.4%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	11,937,473

	Total Preferred Stocks (cost $10,184,941)	13,375,204

	LIMITED PARTNERSHIP INTEREST 0.0%

	Asset Management & Custody Banks 0.0%
1	Greenspring Global Partners II-B, L.P.* *** †	146,796
1	Greenspring Global Partners III-B, L.P.* *** †	66,363

		213,159

	Total Limited Partnership Interest (cost $1,148,383)	213,159

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.5%

	Repurchase Agreement 1.5%
$45,661,582	Repurchase Agreement dated 12/31/20, 0.00% due 1/4/21 with Fixed Income Clearing Corp. collateralized by $46,626,900 of United States Treasury Notes 0.125% due 12/15/23; value: $46,574,815; repurchase proceeds: $45,661,582 (cost $45,661,582)	$45,661,582

	Total Short-Term Investments (cost $45,661,582)	45,661,582

	Total Investments (cost $1,624,934,952) 100.1%	3,122,382,586
	Liabilities less Other Assets (0.1%)	(4,169,105)

	NET ASSETS 100.0%	$3,118,213,481

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2020, amounted to approximately $13,588,363 and represented 0.44% of net assets.

‡‡Affiliated company (see Note 6).

See Notes to Schedules of Investments.

At December 31, 2020, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	2.5
Ireland	2.1
Israel	7.0
United States	88.4

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.8%

	Advertising 1.0%
3,558,946	National CineMedia, Inc.	$13,239,279

	Aerospace & Defense 1.3%
145,308	HEICO Corp., Class A	17,009,755

	Airlines 1.2%
85,555	Allegiant Travel Co.	16,190,428

	Application Software 3.6%
491,931	Ebix, Inc.	18,678,620
376,544	Medallia, Inc.*	12,508,792
367,690	Upland Software, Inc.*	16,873,294

		48,060,706

	Asset Management & Custody Banks 3.0%
472,467	Artisan Partners Asset Management, Inc., Class A	23,783,989
210,566	Hamilton Lane, Inc., Class A	16,434,676

		40,218,665

	Auto Parts & Equipment 0.9%
134,798	Dorman Products, Inc.*	11,703,162

	Automotive Retail 1.8%
448,862	Monro, Inc.	23,924,345

	Biotechnology 1.2%
256,374	Esperion Therapeutics, Inc.*	6,665,724
95,835	Ligand Pharmaceuticals, Inc.*	9,530,791

		16,196,515

	Building Products 0.9%
142,260	Trex Co., Inc.*	11,910,007

	Commercial Printing 1.3%
201,322	Cimpress plc*	17,663,992

	Commodity Chemicals 3.0%
1,725,660	Valvoline, Inc.	39,931,772

	Construction & Engineering 3.0%
1,382,782	Construction Partners, Inc., Class A*	40,252,784

	Data Processing & Outsourced Services 4.4%
275,348	Euronet Worldwide, Inc.*	39,903,432
690,940	Repay Holdings Corp.*	18,828,115

		58,731,547

	Diversified Banks 0.7%
3,741,795	City Union Bank Ltd. (India)	9,251,107

	Electrical Components & Equipment 1.2%
124,193	Regal Beloit Corp.	15,252,142

	Electronic Equipment & Instruments 1.4%
287,022	PAR Technology Corp.*	18,022,111

	Electronic Manufacturing Services 4.6%
607,589	Fabrinet*	47,142,831
437,289	Sanmina Corp.*	13,945,146

		61,087,977

	Financial Exchanges & Data 1.6%
605,290	Open Lending Corp., Class A*	21,160,938

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	General Merchandise Stores 1.0%
158,351	Ollie’s Bargain Outlet Holdings, Inc.*	$12,948,361

	Health Care Facilities 2.9%
525,096	Ensign Group, Inc. (The)	38,290,000

	Heavy Electrical Equipment 1.3%
354,084	AZZ, Inc.	16,797,745

	Home Furnishings 1.3%
387,317	Lovesac Co. (The)*	16,689,490

	Homebuilding 3.5%
200,409	LGI Homes, Inc.*	21,213,293
800,411	Skyline Champion Corp.*	24,764,716

		45,978,009

	Human Resource & Employment Services 1.1%
162,387	ManpowerGroup, Inc.	14,644,060

	Industrial Machinery 12.3%
919,483	Altra Industrial Motion Corp.	50,966,943
444,822	Barnes Group, Inc.	22,548,027
444,555	Flowserve Corp.	16,381,852
368,040	Helios Technologies, Inc.	19,612,852
379,237	Kadant, Inc.	53,464,832

		162,974,506

	Industrial REITs 1.5%
1,173,457	Monmouth Real Estate Investment Corp.	20,324,275

	Internet & Direct Marketing Retail 1.8%
902,787	1-800-Flowers.com, Inc., Class A*	23,472,462

	Investment Banking & Brokerage 2.6%
719,990	Moelis & Co., Class A	33,666,732

	Leisure Products 1.7%
329,704	YETI Holdings, Inc.*	22,574,833

	Life & Health Insurance 0.9%
518,604	Unum Group	11,896,776

	Life Sciences Tools & Services 1.1%
73,390	ICON plc* (Ireland)	14,309,582

	Managed Health Care 1.0%
182,661	HealthEquity, Inc.*	12,733,298

	Mortgage REITs 1.3%
1,170,067	Arbor Realty Trust, Inc.	16,591,550

	Office Services & Supplies 0.9%
1,335,913	ACCO Brands Corp.	11,288,465

	Oil & Gas Equipment & Services 1.1%
531,475	Cactus, Inc., Class A	13,855,553

	Oil & Gas Exploration & Production 1.5%
2,747,918	Magnolia Oil & Gas Corp., Class A*	19,400,301

	Packaged Foods & Meats 0.8%
245,128	TreeHouse Foods, Inc.*	10,415,489

	Personal Products 0.9%
359,318	Edgewell Personal Care Co.	12,425,217

	Pharmaceuticals 1.1%
455,070	Intra-Cellular Therapies, Inc.*	14,471,226

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Regional Banks 7.1%
887,482	Bank OZK	$27,751,562
347,326	Eagle Bancorp, Inc.	14,344,564
596,456	FB Financial Corp.	20,714,917
719,104	Webster Financial Corp.	30,310,234

		93,121,277

	Semiconductor Equipment 1.6%
304,418	Nova Measuring Instruments Ltd.* (Israel)	21,491,911

	Semiconductors 1.0%
502,812	Tower Semiconductor Ltd.* (Israel)	12,982,606

	Specialized Consumer Services 1.4%
357,225	Terminix Global Holdings, Inc.*	18,222,047

	Specialized REITs 2.0%
734,411	National Storage Affiliates Trust	26,460,828

	Specialty Chemicals 3.5%
242,946	Innospec, Inc.	22,042,491
235,205	Minerals Technologies, Inc.	14,610,935
135,664	Sensient Technologies Corp.	10,007,933

		46,661,359

	Technology Hardware, Storage & Peripherals 1.1%
651,583	Xerox Holdings Corp.	15,110,210

	Thrifts & Mortgage Finance 2.3%
825,483	Axos Financial, Inc.*	30,980,377

	Trucking 1.1%
344,237	Knight-Swift Transportation Holdings, Inc.	14,395,991

	Total Common Stocks (cost $941,778,174)	1,304,981,768

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.1%

	Repurchase Agreement 1.1%
$14,776,041	Repurchase Agreement dated 12/31/20, 0.00% due 1/4/21 with Fixed Income Clearing Corp. collateralized by $15,088,500 of United States Treasury Notes 0.125% due 12/15/23; value: $15,071,645; repurchase proceeds: $14,776,041 (cost $14,776,041)	$14,776,041

	Total Short-Term Investments (cost $14,776,041)	14,776,041

	Total Investments (cost $956,554,215) 99.9%	1,319,757,809
	Other Assets less Liabilities 0.1%	958,951

	NET ASSETS 100.0%	$1,320,716,760

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2020, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:
COUNTRY	%
India	0.7
Ireland	1.1
Israel	2.6
United States	95.6

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 93.5%

	Alternative Carriers 1.2%
214,738	Bandwidth, Inc., Class A*	$32,998,789

	Application Software 11.6%
144,926	Avalara, Inc.*	23,896,848
131,188	DocuSign, Inc.*	29,163,092
255,230	Five9, Inc.*	44,512,112
116,478	HubSpot, Inc.*	46,176,538
1,014,470	Medallia, Inc.*	33,700,694
250,603	Paylocity Holding Corp.*	51,601,664
2,349,045	Pexip Holding ASA* (Norway)	17,994,915
473,579	Zendesk, Inc.*	67,778,627

		314,824,490

	Automotive Retail 1.1%
747,809	Camping World Holdings, Inc., Class A	19,480,424
183,722	Monro, Inc.	9,792,383

		29,272,807

	Biotechnology 13.3%
748,741	Atara Biotherapeutics, Inc.*	14,697,786
453,123	ChemoCentryx, Inc.*	28,057,376
696,935	Cytokinetics, Inc.*	14,482,309
108,635	Denali Therapeutics, Inc.*	9,099,268
1,320,747	Esperion Therapeutics, Inc.*	34,339,422
373,966	Exact Sciences Corp.*	49,546,755
1,084,475	Flexion Therapeutics, Inc.*	12,514,842
1,120,938	Frequency Therapeutics, Inc.*	39,524,274
1,713,384	Inovio Pharmaceuticals, Inc.*	15,163,449
309,536	Ligand Pharmaceuticals, Inc.*	30,783,355
1,273,233	MacroGenics, Inc.*	29,106,106
3,447,274	MEI Pharma, Inc.*	9,100,803
277,515	Nkarta, Inc.*	17,058,847
3,619,329	Sangamo Therapeutics, Inc.*	56,479,629

		359,954,221

	Building Products 1.2%
395,502	Trex Co., Inc.*	33,111,427

	Commodity Chemicals 1.0%
1,150,346	Valvoline, Inc.	26,619,006

	Data Processing & Outsourced Services 2.2%
1,110,773	Repay Holdings Corp.*	30,268,564
137,024	Square, Inc., Class A*	29,821,904

		60,090,468

	Electronic Equipment & Instruments 1.7%
1,438,238	nLight, Inc.*	46,958,471

	Electronic Manufacturing Services 0.6%
75,925	IPG Photonics Corp.*	16,991,256

	Financial Exchanges & Data 3.3%
1,685,696	Open Lending Corp., Class A*	58,931,932
481,969	Tradeweb Markets, Inc., Class A	30,098,964

		89,030,896

	General Merchandise Stores 1.3%
439,016	Ollie’s Bargain Outlet Holdings, Inc.*	35,898,338

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Equipment 6.2%
534,328	AtriCure, Inc.*	$29,746,040
2,114,867	CryoLife, Inc.* ‡‡	49,932,010
2,078,857	GenMark Diagnostics, Inc.*	30,351,312
429,821	Glaukos Corp.*	32,348,328
252,639	Tandem Diabetes Care, Inc.*	24,172,500

		166,550,190

	Health Care Services 2.6%
852,052	Castle Biosciences, Inc.*	57,215,292
1,030,265	Exagen, Inc.* ‡‡	13,599,498

		70,814,790

	Health Care Supplies 4.2%
768,681	BioLife Solutions, Inc.*	30,662,685
2,921,140	Cerus Corp.*	20,214,289
978,464	Silk Road Medical, Inc.*	61,623,663

		112,500,637

	Health Care Technology 3.9%
281,427	Inspire Medical Systems, Inc.*	52,933,604
367,199	Tabula Rasa HealthCare, Inc.*	15,730,805
132,634	Veeva Systems, Inc., Class A*	36,109,607

		104,774,016

	Heavy Electrical Equipment 1.1%
552,215	TPI Composites, Inc.*	29,145,908

	Home Furnishings 1.9%
1,585,331	Purple Innovation, Inc.*	52,220,803

	Home Improvement Retail 2.2%
636,783	Floor & Decor Holdings, Inc., Class A*	59,125,302

	Homebuilding 2.3%
294,322	LGI Homes, Inc.*	31,153,984
1,002,410	Skyline Champion Corp.*	31,014,565

		62,168,549

	Industrial Machinery 3.1%
79,125	John Bean Technologies Corp.	9,009,964
845,954	Kornit Digital Ltd.* (Israel)	75,399,880

		84,409,844

	Industrial REITs 0.6%
938,929	Monmouth Real Estate Investment Corp.	16,262,250

	Insurance Brokers 0.4%
86,876	Goosehead Insurance, Inc., Class A	10,838,650

	Interactive Media & Services 0.6%
412,273	MediaAlpha, Inc., Class A*	16,107,506

	Internet & Direct Marketing Retail 1.1%
3,404,582	Trainline plc* (United Kingdom)	21,602,766
38,751	Wayfair, Inc., Class A*	8,750,364

		30,353,130

	IT Consulting & Other Services 2.1%
415,639	Endava plc ADR* (United Kingdom)	31,900,293
111,110	Globant S.A.* (Argentina)	24,178,647

		56,078,940

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 1.4%
193,292	ICON plc* (Ireland)	$37,688,074

	Managed Health Care 1.8%
697,327	HealthEquity, Inc.*	48,610,665

	Oil & Gas Equipment & Services 0.2%
738,838	Solaris Oilfield Infrastructure, Inc., Class A	6,014,141

	Packaged Foods & Meats 2.3%
442,573	Freshpet, Inc.*	62,840,940

	Pharmaceuticals 2.6%
2,073,592	Intra-Cellular Therapies, Inc.*	65,940,226
751,410	Optinose, Inc.*	3,110,837

		69,051,063

	Regional Banks 2.4%
922,022	Bank OZK	28,831,628
357,478	Eagle Bancorp, Inc.	14,763,841
376,698	Esquire Financial Holdings, Inc.*	7,228,835
197,467	Pinnacle Financial Partners, Inc.	12,716,875

		63,541,179

	Restaurants 0.4%
440,343	Chuy’s Holdings, Inc.*	11,664,686

	Semiconductor Equipment 1.4%
542,083	Nova Measuring Instruments Ltd.* (Israel)	38,271,060

	Semiconductors 1.6%
111,268	Monolithic Power Systems, Inc.	40,749,679
42,910	NVE Corp.	2,410,684

		43,160,363

	Specialty Chemicals 0.8%
175,111	Balchem Corp.	20,176,289

	Specialty Stores 2.5%
389,385	Five Below, Inc.*	68,134,587

	Systems Software 3.8%
362,252	CyberArk Software Ltd.* (Israel)	58,536,300
326,214	Proofpoint, Inc.*	44,498,852

		103,035,152

	Trucking 1.5%
955,680	Knight-Swift Transportation Holdings, Inc.	39,966,538

	Total Common Stocks (cost $1,565,062,329)	2,529,255,421

	PREFERRED STOCKS 0.0%

	Semiconductor Equipment 0.0%
169,492	Nanosys, Inc., Series D Pfd.* *** †	310,170
40,380	Nanosys, Inc., Series E Pfd.* *** †	49,264

		359,434

	Total Preferred Stocks (cost $546,236)	359,434

	LIMITED PARTNERSHIP INTEREST 0.0%

	Asset Management & Custody Banks 0.0%
1	Greenspring Global Partners II-B, L.P.* *** †	132,113

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
1	Greenspring Global Partners III-B, L.P.* *** †	$66,363

		198,476

	Total Limited Partnership Interest (cost $1,037,371)	198,476

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.7%

	Repurchase Agreement 6.7%
$180,276,334	Repurchase Agreement dated 12/31/20, 0.00% due 1/4/21 with Fixed Income Clearing Corp. collateralized by $184,087,500 of United States Treasury Notes 0.125% due 12/15/23; value: $183,881,865; repurchase proceeds: $180,276,334 (cost $180,276,334)	$180,276,334

	Total Short-Term Investments (cost $180,276,334)	180,276,334

	Total Investments (cost $1,746,922,270) 100.2%§	2,710,089,665
	Liabilities less Other Assets (0.2%)	(4,327,742)

	NET ASSETS 100.0%	$2,705,761,923

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2020, amounted to approximately $557,910, and represented 0.02% of net assets.

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 0.66%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2020, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.0
Ireland	1.5
Israel	6.8
Norway	0.7
United Kingdom	2.1
United States	87.9

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	DECEMBER 31, 2020 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 99.3%
$75,000,000	U.S. Treasury Bond 1.25%, 5/15/50	$68,039,063
87,900,000	U.S. Treasury Bond, 2.25%, 8/15/46	100,336,477
35,000,000	U.S. Treasury Bond, 2.25%, 8/15/49	40,054,492
25,150,000	U.S. Treasury Bond, 2.50%, 2/15/45	29,992,357
19,000,000	U.S. Treasury Bond, 2.875%, 5/15/49	24,530,781
45,530,000	U.S. Treasury Bond, 3.00%, 8/15/48	59,895,071
39,800,000	U.S. Treasury Strip, principal only, 2/15/49	24,848,037
105,000,000	U.S. Treasury Strip, principal only, 5/15/49	65,219,159
147,000,000	U.S. Treasury Strip, principal only, 8/15/49	90,631,455

	Total U.S. Government Obligations (cost $475,972,625)	503,546,892

	SHORT-TERM INVESTMENTS 0.5%

	Repurchase Agreement 0.5%
2,641,948	Repurchase Agreement dated 12/31/20, 0.00% due 1/4/21 with Fixed Income Clearing Corp. collateralized by $2,697,900 of United States Treasury Notes 0.125% due 12/15/23; value $2,694,886; repurchase proceeds: $2,641,948 (cost $2,641,948)	$2,641,948

	Total Short-Term Investments (cost $2,641,948)	2,641,948

	Total Investments (cost $478,614,573) 99.8%	506,188,840
	Other Assets less Liabilities 0.2%	845,602

	NET ASSETS 100.0%	$507,034,442

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2020 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 18 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Global Opportunities Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund, and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each a diversified fund. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Select Fund, Greater China Fund and International Select Fund are each a non-diversified fund. Each Fund maintains its own investment objective(s).

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 17 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, Emerging Markets Select Fund, which commenced operations on December 13, 2012 and Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016, International Select Fund and Global Select Fund, which commenced operations on October 1, 2019, Wasatch Ultra Growth Fund, Wasatch Micro Cap Fund and Wasatch Micro Cap Value Fund, which commenced operations on January 31, 2020, and Wasatch Greater China Fund, which commenced operations on November 30, 2020. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc., d/b/a Wasatch Global Investors, as investment advisor (the “Advisor” or “Wasatch”).

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Select, Global Value, Greater China, International Growth, International Opportunities, International Select, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value and Ultra Growth Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2020. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 8.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as realized gain or loss.

For financial purposes the estimate on all REIT rates are based on prior year average rates made public by the REITs. To obtain these rates we utilize a service through Wall Street Concepts which gathers and disseminates the information. Prior to filing the tax returns the REIT rates are trued up for actual rates. The differences between the actual verses the trued-up rates are captured in the next fiscal year’s financial process.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2020 (UNAUDITED)

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Participation Notes – Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. None of the Funds entered into foreign currency contracts transaction during this period.

5. FEDERAL INCOME TAX INFORMATION

As of December 31, 2020, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$2,059,977,750	$232,403,468	$47,428,084	$236,479,518	$45,716,029

Gross appreciation	$1,378,890,560	$152,315,540	$37,263,866	$243,398,104	$21,644,107
Gross (depreciation)	(18,976,673)	(1,239,623)	(618,705)	(16,931,075)	(2,180,401)

Net appreciation	$1,359,913,887	$151,075,917	$36,645,161	$226,467,029	$19,463,706

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2020 (UNAUDITED)

5. FEDERAL INCOME TAX INFORMATION (continued)

	Global Opportunities Fund	Global Select Fund	Global Value Fund	Greater China Fund	International Growth Fund
Cost	$95,819,681	$12,113,854	$102,230,259	$3,242,932	$687,927,204

Gross appreciation	$92,844,848	$4,561,572	$21,883,052	$237,845	$502,290,913
Gross (depreciation)	(1,727,209)	—	(3,441,223)	(41,426)	(9,514,966)

Net appreciation	$91,117,639	$4,561,572	$18,441,829	$196,419	$492,775,947

	International Opportunities Fund	International Select Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund
Cost	$388,400,627	$5,537,189	$758,905,813	$191,573,614	$1,634,933,568

Gross appreciation	$374,516,341	$1,354,573	$468,722,695	$118,926,843	$1,503,092,598
Gross (depreciation)	(5,248,240)	(15,340)	(5,295,081)	(4,778,893)	(15,643,580)

Net appreciation	$369,268,101	$$1,339,233	$463,427,614	$114,147,950	$1,487,449,018

	Small Cap Value Fund	Ultra Growth Fund	U.S. Treasury Fund
Cost	$964,268,607	$479,085,214	$3,242,932

Gross appreciation	$363,032,854	$35,292,014	$237,845
Gross (depreciation)	(7,543,652)	(8,188,388)	(41,426)

Net appreciation	$355,489,202	$27,103,626	$196,419

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax deferral of losses on wash sales.

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2020 with an “affiliated company” as so defined:

	Value, Beginning of the period	Purchases at Cost	Proceeds from Sales	Value, End of the period	Dividends Credited to Income for the period ended 12/31/2020	Gain (Loss) Realized on Sale of Shares for the period ended 12/31/2020	Change in Unrealized Appreciation for the period ended 12/31/2020
Micro Cap Fund
Common Stock
IM Cannabis Corp.	$10,206,730	$1,236,863	$—	$24,218,854	$—	$—	$12,775,261
Transcat, Inc.	15,971,020	4,650,381	—	23,937,835	—	—	3,316,434
Warrants
IM Cannabis Corp - Warrants $1.30 10/10/2021	356,271	—	—	2,228,666	—	—	1,872,395

	$26,534,021	$5,887,244	$—	$50,385,355	$—	$—	$17,964,090

Small Cap Growth Fund
Common Stock
Chuy’s Holdings Inc.	$22,322,336	$—	$785,941	$29,368,244	$—	$(297,221)	$8,129,070

Ultra Growth Fund
Common Stock
Exagen Inc.	$10,092,300	$1,192,877	$—	$13,599,498	$—	$—	$2,314,321
CryoLife Inc.	31,456,959	9,006,144	—	49,932,010	—	—	9,468,907

	$41,549,259	$10,199,021	$—	$63,531,508	$—	$—	$11,783,228

Micro Cap Value Fund
Common Stock
Vireo Health International Inc.	$553,582	$2,686,388	$—	$4,179,651	$—	$—	$939,681

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2020 (UNAUDITED)

6. TRANSACTIONS WITH AFFILIATES (continued)

	Share Activity				Dividends Credited to Income for the	Gain (Loss) Realized on Sale of Shares for the	Change in Unrealized Appreciation for the
	Balance 9/30/2020	Purchases/ Additions	Sales/ Reductions	Balance 12/31/2020	period ended 12/31/2020	period ended 12/31/2020	period ended 12/31/2020
Micro Cap Fund
Common Stock
IM Cannabis Corp	11,325,643	956,500	—	12,282,143	$—	$—	$12,775,261
Transcat, Inc.	545,086	145,163	—	690,249	—		3,316,434
Warrants
IM Cannabis Corp - Warrants $1.30 10/10/2021	1,897,571	—	—	1,897,571	—	—	1,872,395

	13,768,300	1,101,663	—	14,869,963	$—	$—	$17,964,090

Small Cap Growth Fund
Common Stock
Chuy’s Holdings Inc.	1,140,058	—	31,404	1,108,654	$—	$(297,221)	$8,129,070

Ultra Growth Fund
Common Stock
Exagen Inc.	931,024	99,241	—	1,030,265	$—	$—	$2,314,321
CryoLife Inc.	1,703,138	411,729	—	2,114,867	—	—	9,468,907

	2,634,162	510,970	—	3,145,132	$—	$—	$11,783,228

Micro Cap Value Fund
Common Stock
Vireo Health International Inc.	532,341	2,292,702	—	2,825,043	$—	$—	$939,681

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2020, the Funds held the following restricted securities.

	Security Type	Acquisition Date	Cost	Fair Value	Value as a Percent of Net Assets
Micro Cap Fund
C21 Investments, Inc., expiring 12/31/2023#	Warrants	12/31/2020	$—	$891,545	0.07%

Micro Cap Value Fund
Regenacy Pharmaceuticals, LLC	LLC Membership Interest	12/21/16	$30,001	$17,685	0.01%
Vertex Energy, Inc., Pfd., 10.00% PIK Series B	Convertible Preferred Stock	6/22/15 – 10/29/20	2,047,922	1,942,454	0.70%

			$2,077,923	$1,960,139	0.71%

Small Cap Growth Fund
DataStax, Inc. - Series E	Preferred Stock	8/12/2014	$8,000,002	$11,937,473	0.40%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 – 3/31/17	1,141,197	146,796	0.01%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 – 6/29/17	7,186	66,363	0.00%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/2005	2,000,000	1,240,678	0.04%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/2010	184,939	197,053	0.01%

			$11,333,324	$13,588,363	0.46%

Ultra Growth Fund
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 – 3/31/17	$1,029,173	$132,113	0.00%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 – 6/29/17	8,198	66,363	0.00%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	500,001	310,170	0.022
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	46,235	49,263	0.00%

			$1,583,607	$557,909	0.02%

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2020 (UNAUDITED)

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealer Automated Quotation (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a Fund.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2020 (UNAUDITED)

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2020 (UNAUDITED)

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/20
Core Growth Fund
Assets
Common Stocks
	Diversified Banks	$—	$23,049,130	$—	$23,049,130
	Other	3,370,747,615	—	—	3,370,747,615
Short-Term Investments		—	26,094,892	—	26,094,892

		$3,370,747,615	$49,144,022	$—	$3,419,891,637

Emerging India Fund
Assets
Common Stocks
	Diversified Banks	$45,409,933	$4,430,304	$—	$49,840,237
	Other	327,020,861	—	—	327,020,861
Short-Term Investments		—	6,618,287	—	6,618,287

		$372,430,794	$11,048,591	$—	$383,479,385

Emerging Markets Select Fund
Assets
Common Stocks
	Diversified Banks	$5,894,274	$1,344,266	$—	$7,238,540
	Drug Retail	—	2,321,481	—	2,321,481
	Electrical Components & Equipment	3,624,873	1,464,879		5,089,752
	General Merchandise Stores	—	2,327,093	—	2,327,093
	Managed Health Care	—	1,107,821	—	1,107,821
	Personal Products	—	868,649	—	868,649
	Semiconductor Equipment	—	1,115,042	—	1,115,042
	Other	61,431,348	—	—	61,431,348
Preferred Stocks		—	1,023,810	—	1,023,810
Short-Term Investments		—	1,549,709	—	1,549,709

		$70,950,495	$13,122,750	$—	$84,073,245

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Consumer Finance	$28,407,277	$9,455,709	$—	$37,862,986
	Drug Retail	4,851,969	13,438,420	—	18,290,389
	General Merchandise Stores	—	20,981,063	—	20,981,063
	Home Improvement Retail	—	5,092,586	—	5,092,586
	Insurance Brokers	—	7,960,842	—	7,960,842
	Pharmaceuticals	—	—	16,791	16,791
	Regional Banks	19,066,960	9,126,368	—	28,193,328
	Semiconductors	50,029,180	11,433,182	—	61,462,362
	Systems Software	—	6,949,408	—	6,949,408
	Other	265,338,656	—	—	265,338,656
Preferred Stocks		—	7,079,506	—	7,079,506
Warrants		32,563	—	—	32,563
Short-Term Investments		—	3,686,067	—	3,686,067

		$367,726,605	$95,203,151	$16,791	$462,946,547

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2020 (UNAUDITED)

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/20
Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Asset Management & Custody Banks	$—	$2,835,987	$—	$2,835,987
	Consumer Finance	7,132,959	1,294,010	—	8,426,969
	Diversified Banks	5,219,054	1,990,133	—	7,209,187
	Drug Retail	—	1,829,573	—	1,829,573
	Electrical Components & Equipment	—	982,905	—	982,905
	Food Retail	986,479	1,262,209	—	2,248,688
	General Merchandise Stores	—	1,970,812	—	1,970,812
	Home Improvement Retail	—	761,762	—	761,762
	Insurance Brokers	—	1,981,981	—	1,981,981
	Regional Banks	3,199,182	876,393	—	4,075,575
	Other	29,318,047	—	—	29,318,047
Preferred Stocks		—	2,657,969	—	2,657,969
Warrants		5,657	—	—	5,657
Short-Term Investments		—	874,623	—	874,623

		$45,861,378	$19,318,357	$—	$65,179,735

Global Opportunities Fund
Assets
Common Stocks
	Application Software	$20,579,540	$2,792,983	$—	$23,372,523
	Consumer Finance	5,456,650	1,641,134	—	7,097,784
	Data Processing & Outsourced Services	3,239,832	2,497,378	—	5,737,210
	Diversified Real Estate Activities	—	3,299,759		3,299,759
	Drug Retail	—	3,559,429	—	3,559,429
	Health Care Supplies	—	1,592,503	—	1,592,503
	Health Care Technology	—	2,942,155	—	2,942,155
	Industrial Machinery	11,532,449	1,949,942	—	13,482,391
	Other Diversified Financial Services	—	1,269,050	—	1,269,050
	Research & Consulting Services	—	2,340,563	—	2,340,563
	Trading Companies & Distributors	5,108,898	1,914,739	—	7,023,637
	Other	112,605,336	—	—	112,605,336
Warrants		10,227	—	—	10,227
Short-Term Investments		—	2,604,753	—	2,604,753

		$158,532,932	$28,404,388	$—	$186,937,320

Global Select Fund
Assets
Common Stocks
	Building Products	$—	$645,848	$—	$645,848
	Drug Retail	—	511,933	—	511,933
	Health Care Supplies	—	978,936	—	978,936
	Industrial Machinery	—	502,258		502,258
	Specialty Chemicals	—	460,092	—	460,092
	Others	12,978,920	—	—	12,978,920
Short-Term Investments		—	597,439	—	597,439

		$12,978,920	$3,696,506	$—	$16,675,426

Global Value Fund
Assets
Common Stocks
	Airlines	$1,508,000	$1,253,480	$—	$2,761,480
	Construction Materilas	—	2,084,754	—	2,084,754
	Diversified Banks	14,052,375	2,188,410	—	16,240,785
	Food Retail	2,357,400	4,143,036	—	6,500,436
	Pharmaceuticals	4,878,780	3,860,473	—	8,739,253
	Reinsurance	—	3,268,389	—	3,268,389
	Technology Hardware, Storage & Peripherals	2,087,100	3,808,449	—	5,895,549
	Tobacco	—	3,445,451	—	3,445,451
	Other	68,684,026	—	—	68,684,026
Short-Term Investments		—	3,051,965	—	3,051,965

		$93,567,681	$27,104,407	$—	$120,672,088

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2020 (UNAUDITED)

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/20
Greater China Fund
Assets
Common Stocks		$3,390,364	$—	$—	$3,390,364
Exchange-Traded Fund		48,987	—	—	48,987

		$3,439,351	$—	$—	$3,439,351

International Growth Fund
Assets
Common Stocks
	Application Software	$58,746,018	$39,065,077	$—	$97,811,095
	Brewers	—	15,917,359	—	15,917,359
	Data Processing & Outsourced Services	—	21,111,556	—	21,111,556
	Diversified Real Estate Activities	—	23,566,744	—	23,566,744
	Diversified Support Services	8,179,398	9,205,534	—	17,384,932
	Drug Retail	6,220,531	48,376,679	—	54,597,210
	Health Care Equipment	10,886,183	24,747,111	—	35,633,294
	Health Care Supplies	5,713,254	25,649,170	—	31,362,424
	Health Care Technology	—	24,681,667	—	24,681,667
	Home Improvement Retail	—	6,112,564	—	6,112,564
	Human Resource & Employment Services	—	25,189,613	—	25,189,613
	Industrial Machinery	12,085,405	12,330,428	—	24,415,833
	Insurance Brokers	—	12,091,981	—	12,091,981
	Interactive Media & Services	31,999,001	14,420,275	—	46,419,276
	IT Consulting & Other Services	58,030,489	18,989,748	—	77,020,237
	Movies & Entertainment	—	19,918,103	—	19,918,103
	Other Diversified Financial Services	—	13,483,581	—	13,483,581
	Packaged Foods & Meats	13,733,537	10,078,052	—	23,811,589
	Pharmaceuticals	—	8,458,356	—	8,458,356
	Regional Banks	36,808,299	14,985,119	—	51,793,418
	Research & Consulting Services	—	35,397,600	—	35,397,600
	Semiconductors	36,253,865	15,622,767	—	51,876,632
	Specialty Chemicals	—	10,989,808	—	10,989,808
	Systems Software	18,695,801	10,343,872	—	29,039,673
	Trading Companies & Distributors	72,725,011	14,684,265	—	87,409,276
	Other	319,374,862	—	—	319,374,862
Short-Term Investments		—	15,834,468	—	15,834,468

		$689,451,654	$491,251,497	$—	$1,180,703,151

International Opportunities Fund
Assets
Common Stocks
	Alternative Carriers	$10,244,644	$4,443,564	$—	$14,688,208
	Application Software	72,567,673	91,162,378	—	163,730,051
	Brewers	—	4,921,103	—	4,921,103
	Data Processing & Outsourced Services	10,893,744	9,897,875	—	20,791,619
	Diversified Banks	—	9,992,238		9,992,238
	Diversified Support Services	11,910,885	30,043,172	—	41,954,057
	Drug Retail	—	9,490,405	—	9,490,405
	Electronic Equipment & Instruments	—	4,447,607	—	4,447,607
	Health Care Equipment	7,167,138	11,476,754	—	18,643,892
	Health Care Technology	10,448,538	16,874,164	—	27,322,702
	Home Improvement Retail	—	5,284,754	—	5,284,754
	Human Resource & Employment Services	7,274,429	6,893,464	—	14,167,893
	Insurance Brokers	—	12,689,060	—	12,689,060
	Interactive Media & Services	—	420,855	—	420,855
	Internet Servicess & Infrastructure	—	17,228,865		17,228,865
	IT Consulting & Other Services	14,404,333	11,373,880	—	25,778,213
	Other Diversified Financial Services	—	14,954,078	—	14,954,078
	Regional Banks	—	8,812,617	—	8,812,617
	Research & Consulting Services	7,012,022	37,042,286	—	44,054,308
	Restaurants	—	—	8,616	8,616
	Semiconductor Equipment	—	3,975,990	—	3,975,990
	Semiconductors	—	24,384,835	—	24,384,835
	Specialized Finance	—	5,806,847	—	5,806,847
	Speciality Stores	—	4,343,324	—	4,343,324
	System Software	—	7,349,544	—	7,349,544

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2020 (UNAUDITED)

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/20
	Other	$244,013,223	$—	$—	$244,013,223
Short-Term Investments		—	8,413,824	—	8,413,824

		$395,936,629	$361,723,483	$8,616	$757,668,728

International Select Fund
Assets
Common Stocks
	Application Software	$498,794	$425,118	$—	$923,912
	Asset Management & Custody Banks	—	246,759	—	246,759
	Building Products	—	247,664	—	247,664
	Drug Retail	—	405,151	—	405,151
	Health Care Equipment	193,111	192,087	—	385,198
	Health Care Supplies	—	391,744	—	391,744
	Health Care Technology	—	273,955	—	273,955
	Industrial Machinery	—	422,918	—	422,918
	Interactive Media & Services	208,870	388,053	—	596,923
	IT Consulting & Other Services	—	180,880	—	180,880
	Speciality Chemicals	—	176,473	—	176,473
	Other	2,194,798	—	—	2,194,798
Short-Term Investments		—	430,047	—	430,047

		$3,095,573	$3,780,849	$—	$6,876,422

Micro Cap Fund
Assets
Common Stocks		$1,147,812,905	$—	$—	$1,147,812,905
Warrants		2,228,666	—	891,545	3,120,211
Short-Term Investments		—	71,400,311	—	71,400,311

		$1,150,041,571	$71,400.311	$891,545	$1,222,333,427

Micro Cap Value Fund
Assets
Common Stocks
	Health Care Technology	$4,393,560	$3,805,137	$—	$8,198,697
	Human Resource & Employment Services	—	1,064,309	—	1,064,309
	Industrial Machinery	10,216,720	4,566,554	—	14,783,274
	IT Consulting & Other Services	3,070,000	2,796,718	—	5,866,718
	Research & Consulting Services	7,904,569	2,883,853	—	10,788,422
	Other	253,399,896	—	—	253,399,896
Convertible Preferred Stocks		—	—	1,942,454	1,942,454
Limited Liability Company Membership Interest		—	—	17,685	17,685
Short-Term Investments		—	9,660,109	—	9,660,109

		$278,984,745	$24,776,680	$1,960,139	$305,721,564

Small Cap Growth Fund
Assets
Common Stocks
Limited Partnership Interest[1]		$3,063,132,641	$—	$—	$3,063,132,641
Preferred Stocks		—	—	213,159	213,159
	Semiconductor Equipment	—	—	1,437,731	1,437,731
	Systems Sottware	—	—	11,937,473	11,937,473
Short-Term Investments		—	45,661,582	—	45,661,582

		$3,063,132,641	$45,661,582	$13,588,363	$3,122,382,586

Small Cap Value Fund
Assets
Common Stocks
	Diversified Banks	$—	$9,251,107	$—	$9,251,107
	Other	1,295,730,661	—	—	1,295,730,661
Short-Term Investments		—	14,776,041	—	14,776,041

		$1,295,730,661	$24,027,148	$—	$1,319,757,809

Ultra Growth Fund
Assets
Common Stocks
	Application Software	$296,829,574	$17,994,915	$—	$314,824,489
	Other	2,214,430,932	—	—	2,214,430,932
Limited Partnership Interest[1]		—	—	198,476	198,476
Preferred Stocks		—	—	359,434	359,434
Short-Term Investments		—	180,276,334	—	180,276,334

		$2,511,260,506	$198,271,249	$557,910	$2,710,089,665

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2020 (UNAUDITED)

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/20
U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$503,546,892	$—	$503,546,892
Short-Term Investments		—	2,641,948,	—	2,641,948

		$—	$506,188,840	$—	$506,188,840

[1]

The fair values of these limited partnership interests have been estimated using the net asset value of the Fund’s Limited Partner’s Capital Account. These limited partnership interests can never be redeemed. Distributions from each limited partnership will be received as the underlying investments are liquidated. It is estimated that the underlying assets of the limited partnerships will be liquidated over the next one to five years

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended December 31, 2020:

Fund	Market Value Beginning Balance 9/30/2020	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)		Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 12/31/2020
Emerging Markets Small Cap Fund
Common Stocks	$16,796	$—	$—	$—		$—	$(5)	$—	$—	$16,791	$(5)

	$16,796	$—	$—	$—		$—	$(5)	$—	$—	$16,791	$(5)

International Opportunities Fund
Common Stocks	$8,130	$—	$—	$—		$—	$486	$—	$—	$8,616	$486

	$8,130	$—	$—	$—		$—	$486	$—	$—	$8,616	$486

Micro Cap Fund
Warrants	$—	$—	$—	$—		$—	$891,545	$—	$—	$891,545	$891,545

	$—	$—	$—	$—		$—	$891,545	$—	$—	$891,545	$891,545

Micro Cap Value Fund
Common Stocks	$17,685	$—	$—	$—	$		$—	$—	$—	$17,685	$—
Preferred Stocks	1,888,331	52,269	—	—		—	1,854	—	—	1,942,454	1,854
Warrants	—	—	—	—		(95,000)	95,000	—	—	—	—

	$1,906,016	$52,269	$—	$—		$(95,000)	$96,854	$—	$—	$1,960,139	$1,854

Small Cap Growth Fund
Limited Partnership Interest	$217,878	$—	$—	$—		$—	$(4,719)	$—	$—	$213,159	$(4,719)
Preferred Stocks	10,132,225	—	—	—		—	3,242,979	—	—	13,375,204	3,242,979

	$10,350,103	$—	$—	$—		$—	$3,238,260	$—	$—	$13,588,363	$3,238,260

Ultra Growth Fund
Limited Partnership Interest	$202,952	$—	$—	$—		$—	$(4,476)	$—	$—	$198,476	$(4,476)
Preferred Stocks	228,601	—	—	—		—	130,833	—	—	359,434	130,833

	$431,553	$—	$—	$—		$—	$126,357	$—	$—	$557,910	$126,357

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2020 (UNAUDITED)

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 12/31/20	Valuation Technique	Unobservable Input	Range (Average)
Micro Cap Fund	Warrant: Pharmaceuticals	$891,545	Black Scholes	Black Scholes	100%

Micro Cap Value Fund	Convertible Preferred Stocks: Oil & Gas Refining & Marketing	$1,942,454	Market comparable companies	Par multiple	0.98 - 1.05 (1.00)
				Discount for lack of marketability, lower debt seniority & lower credit quality	10%

Small Cap Growth Fund	Direct Venture Capital Investments: Semiconductor Equipment	$1,437,731	Market comparable companies	EV/R* multiple	0.6 - 24.2 (9.4)
				Discount for lack of marketability	20%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$11,937,473	Market comparable companies	EV/R* multiple	1.5 - 36.2 (13.8)

				Discount for lack of marketability	20%

Small Cap Growth Fund	Limited Partnership Interest: Asset Management & Custody Banks	$213,159	Discount to NAV	Discount to NAV	25%

Ultra Growth Fund	Direct Venture Capital Investments: Semiconductor Equipment	$359,434	Market comparable companies	EV/R* multiple	0.6 - 24.2 (9.4)

				Discount for lack of marketability	20%

Ultra Growth Fund	Limited Partnership Interest: Asset Management & Custody Banks	$198,476	Discount to NAV	Discount to NAV	25%

*	Enterprise-Value-To-Revenue Multiple – (“EV/R”) is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table..

9. PURCHASE COMMITMENTS

In November 2020, the Micro Cap Fund entered into an equity commitment agreement to acquire common stock in C21 Investments, Inc. The remaining commitment amount at December 31, 2020 was $2,981,381 (CAD 3,795,000).

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ website at wasatchglobal.com and on the Securities and Commission’s website at www.sec.gov